Prospectus
Dated May 1, 2017 as revised October 3, 2017
State Street Institutional
Investment Trust
State Street 60 Day Money Market Fund
Institutional Class (CCDXX)    Administration Class (CCEXX)    Investment Class (CCHXX)    Investor Class (CCJXX)    Premier Class (CCKXX)
State Street Cash Reserves Fund
Institutional Class (CCQXX)    Administration Class (CCVXX)    Investment Class (CCWXX)    Investor Class (MMDXX)    Premier Class (MMEXX)
State Street Conservative Income Fund
Institutional Class (SSKGX)    Administration Class (SSKHX)    Investment Class (SSKJX)    Investor Class (SSKKX)    Premier Class (SSKLX)
State Street Current Yield Fund
Institutional Class (SSYDX)    Administration Class (SSYEX)    Investment Class (SSYFX)    Investor Class (SSYHX)    Premier Class (SSYLX)
State Street Institutional Liquid Assets Fund
Institutional Class (MMFXX)    Administration Class (MMHXX)    Investment Class (MMKXX)    Investor Class (MMOXX)    Premier Class (MMQXX)
State Street Ultra Short Term Bond Fund
Institutional Class (SSTUX)    Investment Class (SSUTX)
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
An investment in any of the Funds offered by this Prospectus is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in any of the Funds offered in this Prospectus.
The State Street Cash Reserves Fund is a retail money market fund. The Fund's shares are permitted to be beneficially owned only by natural persons to the extent required by regulations applicable to retail money market funds. The State Street Conservative Income Fund, the State Street Current Yield Fund and the State Street Ultra Short Term Bond Fund are not money market funds and the share prices of these Funds will fluctuate.
Each of State Street 60 Day Money Market Fund and State Street Institutional Liquid Assets Fund is a “floating net asset value” money market fund. The share price of these Funds will fluctuate.
None of State Street Corporation, State Street Bank and Trust Company, State Street Global Advisors, SSGA Funds Management, Inc. or their affiliates (“State Street Entities”) guarantee the value of your investment at $1.00 per share or any other target share price. Investors should have no expectation of capital support to the Funds from State Street Entities.
Each Fund may offer multiple classes of shares. This Prospectus covers only the Institutional Class, Administration Class, Investment Class, Investor Class and Premier Class Shares of the State Street 60 Day Money Market Fund, the State Street Cash Reserves Fund, the State Street Conservative Income Fund, the State Street Current Yield Fund and the State Street Institutional Liquid Assets Fund. This Prospectus covers only the Institutional Class and Investment Class Shares of the State Street Ultra Short Term Bond Fund.

State Street 60 Day Money Market Fund
Investment Objective
The State Street 60 Day Money Market Fund (the “Fund”) will seek to provide preservation of capital while generating current income.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the 60 Day Money Market Fund (“Fund Shares”). The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund's proportionate share of the expenses of the State Street 60 Day Money Market Portfolio (the “60 Money Market Portfolio” or sometimes referred to in context as the “Portfolio”).
Shareholder Fees (fees paid directly from your investment)
	Institutional	Administration	Investment	Investor	Premier
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Administration	Investment	Investor	Premier
Management Fee	0.08%	0.08%	0.08%	0.08%	0.08%
Distribution and/or Shareholder Service (12b-1) Fees	0.00%	0.05%	0.10%	0.00%	0.00%
Other Expenses[1]	1.48%	1.65%	1.70%	1.53%	1.45%
Total Annual Fund Operating Expenses	1.56%	1.78%	1.88%	1.61%	1.53%
Less Fee Waivers and/or Expense Reimbursements[2]	(1.38)%	(1.38)%	(1.38)%	(1.38)%	(1.38)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.18%	0.40%	0.50%	0.23%	0.15%
[1]	Other expenses are based on estimates for the current fiscal year.
[2]	The Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2018 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.10% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2018 except with approval of the Fund's Board of Trustees.
[3]	The Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid a negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser's sole discretion. The Fund has agreed, subject to certain limitations described in the section Management and Organization - Investment Adviser on page 47 of the Fund's Prospectus, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund's expenses and reduce the Fund's yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Institutional	$18	$357
Administration	$41	$425
Investment	$51	$456
Investor	$24	$372
Premier	$15	$347
Principal Investment Strategies
In managing the State Street 60 Day Money Market Fund, the Adviser follows a disciplined investment process, basing its investment decisions on the relative attractiveness of different money market instruments. In the Adviser's opinion the attractiveness of an instrument may vary depending on a variety of factors, including for example the general level of interest rates, imbalances of supply and demand in the market, and the credit quality of the obligors. Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund's shares will “float,” fluctuating with changes in the values of the Fund's portfolio securities. The Fund typically accepts purchase and redemption orders multiple times per day, and calculates its NAV at each such time.
The Fund attempts to meet its investment objective by investing primarily in a broad range of short-term, high credit quality money market instruments. Under normal circumstances the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments with remaining maturities of sixty (60) days or less. The Fund will provide shareholders with at least sixty (60) days' notice prior to any change in this 80% investment policy.
The Fund's investments may include U.S. Government securities (including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities); certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; municipal commercial paper; asset backed commercial paper; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Fund also may invest in shares of other money market funds, including funds advised by the Adviser. A substantial portion of the Fund may be invested in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws.
The Fund purchases assets that have received a top tier (without regard to subcategories or gradations) short-term debt rating from one or more nationally recognized statistical rating organizations (rated A-1 by Standard & Poor's Rating Group (“S&P”), P-1 by Moody's Investor Service, Inc. (“Moody's”), or F1 by Fitch Ratings (“Fitch”)) or, if unrated, that are considered to be of comparable quality by the Adviser.
The Fund invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Fund to invest only in short-term, high quality debt obligations, (generally, securities that have remaining maturities of 397 calendar days or less and that the Fund believes present minimal credit risk) to maintain a maximum dollar weighted average maturity and dollar-weighted average life of sixty (60) days or less and 120 days or less, respectively, and to meet requirements as to portfolio diversification and liquidity. For the purposes of determining the Fund's weighted average maturity, a security's final maturity date will be used, unless the security is a floating rate or variable rate security in which case the maturity will be determined in accordance with the rules applicable to money market funds.
The Fund currently intends to invest nearly all of its assets in the State Street 60 Day Money Market Portfolio, another open-end investment company managed by the Adviser, with an investment objective and policies substantially identical to those of the Fund.
Principal Risks
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

In addition, the Fund is subject to the following risks:
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. The U.S. is experiencing historically low interest rate levels. However, economic recovery and the tapering of the Federal Reserve Board's quantitative easing program increase the likelihood that interest rates will rise in the future. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Financial Institutions Risk: Changes in the creditworthiness of financial institutions (such as banks and broker-dealers) may adversely affect the values of instruments of issuers in financial industries. Adverse developments in banking and other financial industries may cause the Fund to underperform relative to other funds that invest more broadly across different industries or have a smaller exposure to financial institutions. Changes in governmental regulation and oversight of financial institutions may have an adverse effect on the financial condition of a financial institution.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Large Shareholder Risk: To the extent a large proportion of the shares of the Portfolio are held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. These transactions could adversely affect the ability of the Portfolio to conduct its investment program.
Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Low Short-Term Interest Rates: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund's yield is very low. It is possible that the Fund will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Fund will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Master/Feeder Structure Risk: The Fund pursues its objective by investing substantially all of its assets in another pooled investment vehicle (a “master fund”). The ability of the Fund to meet its investment objective is directly related to the ability of the master fund to meet its investment objective. The Adviser serves as investment adviser to the master fund, leading to potential conflicts of interest. The Fund will bear its pro rata portion of the expenses incurred by the master fund. Substantial redemptions by other investors in a master fund may affect the master fund's investment program adversely and limit the ability of the master fund to achieve its objective.

Money Market Fund Regulatory Risk: The U.S. Securities and Exchange Commission (“SEC”) has recently implemented regulatory changes that will affect the structure and operation of money market funds. The revised regulations impose new liquidity requirements on money market funds, permit (and in some cases require) money market funds to impose “liquidity fees” on redemptions, and permit money market funds to impose “gates” restricting redemptions from the funds. Institutional money market funds are now required to have a floating NAV. (U.S. government money market funds are exempt from a number of the new regulations.) There are a number of other changes under the revised regulations that relate to diversification, disclosure, reporting and stress testing requirements. These changes have been implemented recently and they could significantly affect the money market fund industry generally and the operation or performance of the Fund specifically and may have significant adverse effects on a money market fund's investment return and on the liquidity of investments in money market funds.
Money Market Risk-Floating NAV: The Fund does not maintain a constant net asset value per share. The value of the Fund's shares will be calculated to four decimal places and will vary reflecting the value of the portfolio of investments held by the Fund. It is possible to lose money by investing in the Fund.
Rapid Changes in Interest Rates Risk: Rapid changes in interest rates may cause significant requests to redeem Fund Shares, and possibly cause the Fund to sell portfolio securities at a loss to satisfy those requests.
Repurchase Agreement Risk: Repurchase agreements may be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. If the Fund's counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Fund may realize a loss.
Restricted Securities Risk: The Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.
Significant Exposure to U.S. Government Agencies or Instrumentalities Risk: To the extent the Fund focuses its investments in securities issued or guaranteed by U.S. government agencies or instrumentalities, any market movements, regulatory changes or changes in political or economic conditions that affect the U.S. government agencies or instrumentalities in which the Fund invests may have a significant impact on the Fund's performance. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency or instrumentality may adversely affect the market price of securities issued or guaranteed by other government agencies or instrumentalities.
U.S. Government Securities Risk: Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks.
Variable and Floating Rate Securities Risk: During periods of increasing interest rates, changes in the coupon rates of variable or floating rate securities may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield.
Performance
Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets. The Fund will make updated performance information, including its current net asset value, available at the Fund's website:  www.ssga.com/cash.

Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
Purchase and Sale of Fund Shares
Purchase Minimums
Institutional Class
To establish an account	$25,000,000
To add to an existing account	No minimum
Administration Class
To establish an account	$1,000
To add to an existing account	No minimum
Investment Class
To establish an account	$25,000,000
To add to an existing account	No minimum
Investor Class
To establish an account	$10,000,000
To add to an existing account	No minimum
Premier Class
To establish an account	$250,000,000
To add to an existing account	No minimum
You may purchase or redeem Fund Shares on any day the Fund is open for business.
You may purchase or redeem Fund Shares by written request or wire transfer. Written requests should be sent to:
By Mail:
State Street Funds
P.O. Box 8317
Boston, Massachusetts 02266-8317
By Overnight:
State Street Funds
30 Dan Road
Canton, Massachusetts 02021-2809
By Telephone:
For wire transfer instructions, please call (866) 392-0869 between 7:00 a.m. and 5:00 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.
By Intermediary:
If you wish to purchase or redeem Fund Shares through a broker, bank or other financial intermediary (“Financial Intermediary”), please contact that Financial Intermediary directly. Your Financial Intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.
Financial Intermediaries may contact the Boston Financial Data Services Group at (877) 332-6207 or email them at nsccresearch@bostonfinancial.com with questions.
Tax Information
The Fund's distributions are expected to be taxed as ordinary income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other Financial Intermediary (such as a bank), the Adviser or its affiliates may pay the Financial Intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary's website for more information.

State Street Cash Reserves Fund
Investment Objective
The investment objective of State Street Cash Reserves Fund (the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Cash Reserves Fund (“Fund Shares”). The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund's proportionate share of the expenses of the State Street Cash Reserves Portfolio (the “Cash Reserves Portfolio” or sometimes referred to in context as the “Portfolio”).
Shareholder Fees (fees paid directly from your investment)
	Institutional	Administration	Investment	Investor	Premier
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Administration	Investment	Investor	Premier
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or Shareholder Service (12b-1) Fees	0.00%	0.05%	0.10%	0.00%	0.00%
Other Expenses[1]	0.39%	0.56%	0.61%	0.44%	0.36%
Total Annual Fund Operating Expenses	0.49%	0.71%	0.81%	0.54%	0.46%
Less Fee Waivers and/or Expense Reimbursements[2]	(0.29)%	(0.29)%	(0.29)%	(0.29)%	(0.29)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.20%	0.42%	0.52%	0.25%	0.17%
[1]	Other expenses are based on estimates for the current fiscal year.
[2]	The Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2018 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.12% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2018 except with approval of the Fund's Board of Trustees.
[3]	The Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid a negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser's sole discretion. The Fund has agreed, subject to certain limitations described in the section Management and Organization - Investment Adviser on page 47 of the Fund's Prospectus, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund's expenses and reduce the Fund's yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Institutional	$20	$128
Administration	$43	$198
Investment	$53	$230
Investor	$26	$144
Premier	$17	$118
Principal Investment Strategies
In managing the State Street Cash Reserves Fund, the Adviser follows a disciplined investment process, basing its decisions on the relative attractiveness of different money market instruments. In the Adviser's opinion the attractiveness of an instrument may vary depending on a variety of factors, including for example the general level of interest rates, imbalances of supply and demand in the market, and the credit quality of the obligors.
The Fund is a retail money market fund and seeks to maintain its net asset value NAV at $1.00 per share, although there can be no assurance that it will be able to do so.
The Fund attempts to meet its investment objective by investing in a broad range of money market instruments. These may include U.S. Government securities (including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities); certificates of deposit and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset backed commercial paper; mortgage-related securities; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Fund also may invest in shares of other money market funds, including funds advised by the Adviser. A substantial portion of the Fund may be invested in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws.
The Fund purchases assets that have received a top tier (without regard to subcategories or gradations) short-term debt rating from one or more nationally recognized statistical rating organizations (e.g., those rated A-1 by Standard & Poor's Rating Group (“S&P”), P-1 by Moody's Investor Service, Inc. (“Moody's”) or F1 by Fitch Ratings (“Fitch”)) or, if unrated, that are considered to be of comparable quality by the Adviser.
Under normal circumstances, the Fund intends to invest at least 25% of its assets in bank obligations.
The Fund invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Fund to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and that the Fund believes present minimal credit risk, to maintain a maximum dollar weighted average maturity and dollar-weighted average life of sixty (60) days or less and 120 days or less, respectively, and to meet requirements as to portfolio diversification and liquidity. For the purposes of determining the Fund's weighted average maturity, a security's final maturity date will be used, unless the security is a floating rate or variable rate security in which case the maturity will be determined in accordance with the rules applicable to money market funds.
The Fund currently intends to invest nearly all of its assets in the State Street Cash Reserves Portfolio, another open-end investment company managed by the Adviser, with an investment objective and policies substantially identical to those of the Fund.
Principal Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

In addition, the Fund is subject to the following risks:
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. The U.S. is experiencing historically low interest rate levels. However, economic recovery and the tapering of the Federal Reserve Board's quantitative easing program increase the likelihood that interest rates will rise in the future. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Financial Institutions Risk: Changes in the creditworthiness of financial institutions (such as banks and broker-dealers) may adversely affect the values of instruments of issuers in financial industries. Adverse developments in banking and other financial industries may cause the Fund to underperform relative to other funds that invest more broadly across different industries or have a smaller exposure to financial institutions. Changes in governmental regulation and oversight of financial institutions may have an adverse effect on the financial condition of a financial institution.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Large Shareholder Risk: To the extent a large proportion of the shares of the Portfolio are held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. These transactions could adversely affect the ability of the Portfolio to conduct its investment program.
Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Low Short-Term Interest Rates: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund's yield is very low. It is possible that the Fund will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Fund will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Master/Feeder Structure Risk: The Fund pursues its objective by investing substantially all of its assets in another pooled investment vehicle (a “master fund”). The ability of the Fund to meet its investment objective is directly related to the ability of the master fund to meet its investment objective. The Adviser serves as investment adviser to the master fund, leading to potential conflicts of interest. The Fund will bear its pro rata portion of the expenses incurred by the master fund. Substantial redemptions by other investors in a master fund may affect the master fund's investment program adversely and limit the ability of the master fund to achieve its objective.

Money Market Fund Regulatory Risk: The U.S. Securities and Exchange Commission (“SEC”) has recently implemented regulatory changes that will affect the structure and operation of money market funds. The revised regulations impose new liquidity requirements on money market funds, permit (and in some cases require) money market funds to impose “liquidity fees” on redemptions, and permit money market funds to impose “gates” restricting redemptions from the funds. Institutional money market funds are now required to have a floating NAV. (U.S. government money market funds are exempt from a number of the new regulations.) There are a number of other changes under the revised regulations that relate to diversification, disclosure, reporting and stress testing requirements. These changes have been implemented recently and they could significantly affect the money market fund industry generally and the operation or performance of the Fund specifically and may have significant adverse effects on a money market fund's investment return and on the liquidity of investments in money market funds.
Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed-income investments. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.
Non-U.S. Securities Risk: Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market.
Rapid Changes in Interest Rates Risk: Rapid changes in interest rates may cause significant requests to redeem Fund Shares, and possibly cause the Fund to sell portfolio securities at a loss to satisfy those requests.
Repurchase Agreement Risk: Repurchase agreements may be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. If the Fund's counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Fund may realize a loss.
Restricted Securities Risk: The Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.
Significant Exposure to U.S. Government Agencies or Instrumentalities Risk: To the extent the Fund focuses its investments in securities issued or guaranteed by U.S. government agencies or instrumentalities, any market movements, regulatory changes or changes in political or economic conditions that affect the U.S. government agencies or instrumentalities in which the Fund invests may have a significant impact on the Fund's performance. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency or instrumentality may adversely affect the market price of securities issued or guaranteed by other government agencies or instrumentalities.
Stable Share Price Risk: If the market value of one or more of the Fund's investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Fund experiences significant redemption requests.
U.S. Government Securities Risk: Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks.
Variable and Floating Rate Securities Risk: During periods of increasing interest rates, changes in the coupon rates of variable or floating rate securities may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield.
Zero-Coupon Bond Risk: Zero-coupon bonds usually trade at a deep discount from their face or par values and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest.
Performance
Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets. The Fund will make updated performance information, including its current net asset value, available at the Fund's website:  www.ssga.com/cash.
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
Purchase and Sale of Fund Shares
Purchase Minimums
Institutional Class
To establish an account	$25,000,000
To add to an existing account	No minimum
Administration Class
To establish an account	$1,000
To add to an existing account	No minimum
Investment Class
To establish an account	$25,000,000
To add to an existing account	No minimum
Investor Class
To establish an account	$10,000,000
To add to an existing account	No minimum
Premier Class
To establish an account	$250,000,000
To add to an existing account	No minimum
You may purchase or redeem Fund Shares on any day the Fund is open for business.
You may purchase or redeem Fund Shares by written request or wire transfer. Written requests should be sent to:
By Mail:
State Street Funds
P.O. Box 8317
Boston, Massachusetts 02266-8317

By Overnight:
State Street Funds
30 Dan Road
Canton, Massachusetts 02021-2809
By Telephone:
For wire transfer instructions, please call (866) 392-0869 between 7:00 a.m. and 5:00 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.
By Intermediary:
If you wish to purchase or redeem Fund Shares through a broker, bank or other financial intermediary (“Financial Intermediary”), please contact that Financial Intermediary directly. Your Financial Intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.
Financial Intermediaries may contact the Boston Financial Data Services Group at (877) 332-6207 or email them at nsccresearch@bostonfinancial.com with questions.
Tax Information
The Fund's distributions are expected to be taxed as ordinary income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other Financial Intermediary (such as a bank), the Adviser or its affiliates may pay the Financial Intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary's website for more information.

State Street Conservative Income Fund
Investment Objective
The State Street Conservative Income Fund (the “Fund”) will seek to provide current income.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Conservative Income Fund (“Fund Shares”). The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund's proportionate share of the expenses of the State Street Conservative Income Portfolio (the “Conservative Income Portfolio” or sometimes referred to in context as the “Portfolio”).
Shareholder Fees (fees paid directly from your investment)
	Institutional	Administration	Investment	Investor	Premier
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Administration	Investment	Investor	Premier
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or Shareholder Service (12b-1) Fees	0.00%	0.05%	0.10%	0.00%	0.00%
Other Expenses[1]	1.17%	1.34%	1.39%	1.22%	1.14%
Total Annual Fund Operating Expenses	1.27%	1.49%	1.59%	1.32%	1.24%
Less Fee Waivers and/or Expense Reimbursements[2]	(1.07)%	(1.07)%	(1.07)%	(1.07)%	(1.07)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.20%	0.42%	0.52%	0.25%	0.17%
[1]	Other expenses are based on estimates for the current fiscal year.
[2]	The Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2018 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.12% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2018 except with approval of the Fund's Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years
Institutional	$20	$297
Administration	$43	$366
Investment	$53	$397
Investor	$26	$312
Premier	$17	$287

Principal Investment Strategies
The State Street Conservative Income Fund seeks its investment objective by investing principally in debt instruments. The Fund invests in many of the types of instruments in which a money market fund may invest, but, because it is not a money market fund it may invest without regard to many of the credit and other limitations that apply to a money market fund, and so may invest in many instruments not eligible for investment by a money market fund.
The Fund is not a money market fund, and its net asset value per share will fluctuate.
The Adviser follows a disciplined investment process, basing its investment decisions on the relative attractiveness of different instruments. In the Adviser's opinion the attractiveness of an instrument may vary depending on a variety of factors, including for example the general level of interest rates, imbalances of supply and demand in the market, and the credit quality of the obligors. The Fund's investments may include among other things U.S. Government securities (including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities); certificates of deposit and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; municipal securities; asset backed commercial paper; and repurchase agreements. All of the Fund's investments will be denominated in the U.S. dollar.
The Fund intends to limit its weighted average maturity (taking into account the timing of interest rate adjustments) to ninety (90) days and its weighted average life (maturity without regard to the timing of interest rate readjustments) to 250 days. The Fund will not purchase securities with more than 2 years to maturity.
The Fund will normally invest in instruments (i) rated investment grade (BBB-/Baa3 or higher) or in the top three short term rating categories by at least one nationally recognized statistical rating organization (an “NRSRO”); or (ii) if not rated, are of comparable quality, as determined by the Adviser. If a security is downgraded and is no longer investment grade, the Fund may continue to hold the security if the Adviser determines that to be in the best interest of the Fund; any such instrument held by the Fund will have a remaining maturity of not more than a one year (365 days). The Fund may invest up to 10% of its assets in repurchase agreements with maturities longer than 7 days, which may be considered illiquid.
The Fund currently intends to invest nearly all of its assets in the State Street Conservative Income Portfolio, another open-end investment company managed by the Adviser, with an investment objective and policies substantially identical to those of the Fund.
Principal Risks
You could lose money by investing in the Fund. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may not achieve its investment objective. General risks associated with the Fund's and the Portfolio's investment policies and investment strategies are discussed below. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs.
In addition, the Fund is subject to the following risks:
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. The U.S. is experiencing historically low interest rate levels. However, economic recovery and the tapering of the Federal Reserve Board's quantitative easing program increase the likelihood that interest rates will rise in the future. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

Financial Institutions Risk: Changes in the creditworthiness of financial institutions (such as banks and broker-dealers) may adversely affect the values of instruments of issuers in financial industries. Adverse developments in banking and other financial industries may cause the Fund to underperform relative to other funds that invest more broadly across different industries or have a smaller exposure to financial institutions. Changes in governmental regulation and oversight of financial institutions may have an adverse effect on the financial condition of a financial institution.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Large Shareholder Risk: To the extent a large proportion of the shares of the Portfolio are held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. These transactions could adversely affect the ability of the Portfolio to conduct its investment program.
Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Low Short-Term Interest Rates: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund's yield is very low. It is possible that the Fund will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Fund will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Master/Feeder Structure Risk: The Fund pursues its objective by investing substantially all of its assets in another pooled investment vehicle (a “master fund”). The ability of the Fund to meet its investment objective is directly related to the ability of the master fund to meet its investment objective. The Adviser serves as investment adviser to the master fund, leading to potential conflicts of interest. The Fund will bear its pro rata portion of the expenses incurred by the master fund. Substantial redemptions by other investors in a master fund may affect the master fund's investment program adversely and limit the ability of the master fund to achieve its objective.
Non-U.S. Securities Risk: Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market.
Rapid Changes in Interest Rates Risk: Rapid changes in interest rates may cause significant requests to redeem Fund Shares, and possibly cause the Fund to sell portfolio securities at a loss to satisfy those requests.

Repurchase Agreement Risk: Repurchase agreements may be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. If the Fund's counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Fund may realize a loss.
Restricted Securities Risk: The Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.
U.S. Government Securities Risk: Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks.
Variable and Floating Rate Securities Risk: During periods of increasing interest rates, changes in the coupon rates of variable or floating rate securities may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield.
Performance
Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets. The Fund will make updated performance information, including its current net asset value, available at the Fund's website:  www.ssga.com/cash.
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
The professionals primarily responsible for the day-to-day management of the Portfolio and the Fund are Jeff St. Peters, Todd Bean and Sean Lussier, each of which has served as a portfolio manager of the Fund and Portfolio since organization in 2015.
Jeff St. Peters is a Managing Director of the Adviser and the Head of U.S. Cash Management in the Global Fixed Income, Cash and Currency Team. He joined the Adviser in 1999.
Todd Bean, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Fixed Income, Cash and Currency Team. He joined the Adviser in 2002.
Sean Lussier is a Vice President of the Adviser and a Portfolio Manager in the Global Fixed Income, Cash and Currency Team. He joined the Adviser in 2004.

Purchase and Sale of Fund Shares
Purchase Minimums
Institutional Class
To establish an account	$25,000,000
To add to an existing account	No minimum
Administration Class
To establish an account	$1,000
To add to an existing account	No minimum
Investment Class
To establish an account	$25,000,000
To add to an existing account	No minimum
Investor Class
To establish an account	$10,000,000
To add to an existing account	No minimum
Premier Class
To establish an account	$250,000,000
To add to an existing account	No minimum
You may purchase or redeem Fund Shares on any day the Fund is open for business.
You may purchase or redeem Fund Shares by written request or wire transfer. Written requests should be sent to:
By Mail:
State Street Funds
P.O. Box 8317
Boston, Massachusetts 02266-8317
By Overnight:
State Street Funds
30 Dan Road
Canton, Massachusetts 02021-2809
By Telephone:
For wire transfer instructions, please call (866) 392-0869 between 7:00 a.m. and 5:00 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.
By Intermediary:
If you wish to purchase or redeem Fund Shares through a broker, bank or other financial intermediary (“Financial Intermediary”), please contact that Financial Intermediary directly. Your Financial Intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.
Financial Intermediaries may contact the Boston Financial Data Services Group at (877) 332-6207 or email them at nsccresearch@bostonfinancial.com with questions.
Tax Information
The Fund's distributions are expected to be taxed as ordinary income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other Financial Intermediary (such as a bank), the Adviser or its affiliates may pay the Financial Intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary's website for more information.

State Street Current Yield Fund
Investment Objective
The investment objective of State Street Current Yield Fund (the “Fund”) is to provide current yield.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Current Yield Fund (“Fund Shares”). The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund's proportionate share of the expenses of the State Street Current Yield Portfolio (the “Current Yield Portfolio” or sometimes referred to in context as the “Portfolio”).
Shareholder Fees (fees paid directly from your investment)
	Institutional	Administration	Investment	Investor	Premier
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Administration	Investment	Investor	Premier
Management Fee	0.08%	0.08%	0.08%	0.08%	0.08%
Distribution and/or Shareholder Service (12b-1) Fees	0.00%	0.05%	0.10%	0.00%	0.00%
Other Expenses[1]	1.20%	1.37%	1.42%	1.25%	1.17%
Total Annual Fund Operating Expenses	1.28%	1.50%	1.60%	1.33%	1.25%
Less Fee Waivers and/or Expense Reimbursements[2]	(1.10)%	(1.10)%	(1.10)%	(1.10)%	(1.10)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.18%	0.40%	0.50%	0.23%	0.15%
[1]	Other expenses are based on estimates for the current fiscal year.
[2]	The Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2018 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.10% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2018 except with approval of the Fund's Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years
Institutional	$18	$297
Administration	$41	$366
Investment	$51	$397
Investor	$24	$313
Premier	$15	$287

Principal Investment Strategies
The State Street Current Yield Fund seeks its investment objective by investing in investment grade quality, short-term instruments. The Fund invests in many of the types of instruments in which a money market fund may invest, but, because it is not a money market fund it may invest without regard to many of the credit and other limitations that apply to a money market fund, and so may invest in many instruments not eligible for investment by a money market fund.
The Fund is not a money market fund, and its net asset value per share will fluctuate.
Under normal circumstances the Fund pursues its investment objective by making investments with a remaining maturity of 90 days or less. The Fund seeks to buy and hold securities but may sell securities to generate liquidity or for other portfolio management purposes deemed appropriate by the Adviser. The Adviser follows a disciplined investment process, basing its investment decisions on the relative attractiveness of different instruments. In the Adviser's opinion the attractiveness of an instrument may vary depending on a variety of factors, including for example the general level of interest rates, imbalances of supply and demand in the market, and the credit quality of the obligors. The Fund's investments may include, among other things: U.S. Government securities (including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities); certificates of deposit and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; municipal commercial paper; asset backed commercial paper; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. All of the Fund's investments will be denominated in the U.S. dollar.
The Fund will only purchase assets that have received a short-term debt rating of investment grade from one or more nationally recognized statistical rating organizations (rated at least A-3 by Standard & Poor's Rating Group (“S&P”), P-3 by Moody's Investor Service, Inc. (“Moody's”), or F3 by Fitch Ratings (“Fitch”)) or, if unrated, that are considered to be of comparable quality by the Adviser. If the credit quality of a security held by the Fund declines below the equivalent of investment grade, the Fund may continue to hold the security if the Adviser determines that to be in the best interest of the Fund.
The Fund currently intends to invest nearly all of its assets in the State Street Current Yield Portfolio, another open-end investment company managed by the Adviser, with an investment objective and policies substantially identical to those of the Fund.
Principal Risks
You could lose money by investing in the Fund. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may not achieve its investment objective. General risks associated with the Fund's and the Portfolio's investment policies and investment strategies are discussed below. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs.
In addition, the Fund is subject to the following risks:
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. The U.S. is experiencing historically low interest rate levels. However, economic recovery and the tapering of the Federal Reserve Board's quantitative easing program increase the likelihood that interest rates will rise in the future. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

Financial Institutions Risk: Changes in the creditworthiness of financial institutions (such as banks and broker-dealers) may adversely affect the values of instruments of issuers in financial industries. Adverse developments in banking and other financial industries may cause the Fund to underperform relative to other funds that invest more broadly across different industries or have a smaller exposure to financial institutions. Changes in governmental regulation and oversight of financial institutions may have an adverse effect on the financial condition of a financial institution.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Large Shareholder Risk: To the extent a large proportion of the shares of the Portfolio are held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. These transactions could adversely affect the ability of the Portfolio to conduct its investment program.
Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Low Short-Term Interest Rates: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund's yield is very low. It is possible that the Fund will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Fund will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Master/Feeder Structure Risk: The Fund pursues its objective by investing substantially all of its assets in another pooled investment vehicle (a “master fund”). The ability of the Fund to meet its investment objective is directly related to the ability of the master fund to meet its investment objective. The Adviser serves as investment adviser to the master fund, leading to potential conflicts of interest. The Fund will bear its pro rata portion of the expenses incurred by the master fund. Substantial redemptions by other investors in a master fund may affect the master fund's investment program adversely and limit the ability of the master fund to achieve its objective.
Non-U.S. Securities Risk: Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market.
Rapid Changes in Interest Rates Risk: Rapid changes in interest rates may cause significant requests to redeem Fund Shares, and possibly cause the Fund to sell portfolio securities at a loss to satisfy those requests.

Repurchase Agreement Risk: Repurchase agreements may be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. If the Fund's counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Fund may realize a loss.
Restricted Securities Risk: The Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.
Significant Exposure to U.S. Government Agencies or Instrumentalities Risk: To the extent the Fund focuses its investments in securities issued or guaranteed by U.S. government agencies or instrumentalities, any market movements, regulatory changes or changes in political or economic conditions that affect the U.S. government agencies or instrumentalities in which the Fund invests may have a significant impact on the Fund's performance. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency or instrumentality may adversely affect the market price of securities issued or guaranteed by other government agencies or instrumentalities.
U.S. Government Securities Risk: Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks.
Variable and Floating Rate Securities Risk: During periods of increasing interest rates, changes in the coupon rates of variable or floating rate securities may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield.
Zero-Coupon Bond Risk: Zero-coupon bonds usually trade at a deep discount from their face or par values and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest.
Performance
Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets. The Fund will make updated performance information, including its current net asset value, available at the Fund's website:  www.ssga.com/cash.
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
The professionals primarily responsible for the day-to-day management of the Portfolio and the Fund are Jeff St. Peters, Todd Bean and Sean Lussier, each of which has served as a portfolio manager of the Fund and Portfolio since organization in 2015.
Jeff St. Peters is a Managing Director of the Adviser and the Head of U.S. Cash Management in the Global Fixed Income, Cash and Currency Team. He joined the Adviser in 1999.
Todd Bean, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Fixed Income, Cash and Currency Team. He joined the Adviser in 2002.
Sean Lussier is a Vice President of the Adviser and a Portfolio Manager in the Global Fixed Income, Cash and Currency Team. He joined the Adviser in 2004.

Purchase and Sale of Fund Shares
Purchase Minimums
Institutional Class
To establish an account	$25,000,000
To add to an existing account	No minimum
Administration Class
To establish an account	$1,000
To add to an existing account	No minimum
Investment Class
To establish an account	$25,000,000
To add to an existing account	No minimum
Investor Class
To establish an account	$10,000,000
To add to an existing account	No minimum
Premier Class
To establish an account	$250,000,000
To add to an existing account	No minimum
You may purchase or redeem Fund Shares on any day the Fund is open for business.
You may purchase or redeem Fund Shares by written request or wire transfer. Written requests should be sent to:
By Mail:
State Street Funds
P.O. Box 8317
Boston, Massachusetts 02266-8317
By Overnight:
State Street Funds
30 Dan Road
Canton, Massachusetts 02021-2809
By Telephone:
For wire transfer instructions, please call (866) 392-0869 between 7:00 a.m. and 5:00 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.
By Intermediary:
If you wish to purchase or redeem Fund Shares through a broker, bank or other financial intermediary (“Financial Intermediary”), please contact that Financial Intermediary directly. Your Financial Intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.
Financial Intermediaries may contact the Boston Financial Data Services Group at (877) 332-6207 or email them at nsccresearch@bostonfinancial.com with questions.
Tax Information
The Fund's distributions are expected to be taxed as ordinary income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other Financial Intermediary (such as a bank), the Adviser or its affiliates may pay the Financial Intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary's website for more information.

State Street Institutional Liquid Assets Fund
Investment Objective
The investment objective of State Street Institutional Liquid Assets Fund (the “Fund”) is to maximize current income, to the extent consistent with the preservation of capital and liquidity by investing in U.S. dollar-denominated money market securities.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Liquid Assets Fund (“Fund Shares”). The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund's proportionate share of the expenses of the State Street Institutional Liquid Assets Portfolio (the “Institutional Liquid Assets Portfolio” or sometimes referred to in context as the “Portfolio”).
Shareholder Fees (fees paid directly from your investment)
	Institutional	Administration	Investment	Investor	Premier
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Administration	Investment	Investor	Premier
Management Fee	0.05%	0.05%	0.05%	0.05%	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	0.00%	0.05%	0.10%	0.00%	0.00%
Other Expenses[1]	1.48%	1.65%	1.70%	1.53%	1.45%
Total Annual Fund Operating Expenses	1.53%	1.75%	1.85%	1.58%	1.50%
Less Fee Waivers and/or Expense Reimbursements[2]	(1.38)%	(1.38)%	(1.38)%	(1.38)%	(1.38)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.15%	0.37%	0.47%	0.20%	0.12%
[1]	Other expenses are based on estimates for the current fiscal year.
[2]	The Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2018 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.07% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2018 except with approval of the Fund's Board of Trustees.
[3]	The Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), may voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid a negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser's sole discretion. The Fund has agreed, subject to certain limitations described in the section Management and Organization - Investment Adviser on page 47 of the Fund's Prospectus, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund's expenses and reduce the Fund's yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Institutional	$15	$347
Administration	$38	$416
Investment	$48	$447
Investor	$20	$363
Premier	$12	$338
Principal Investment Strategies
In managing the State Street Institutional Liquid Assets Fund, the Adviser follows a disciplined investment process, basing its decisions on the relative attractiveness of different money market instruments. In the Adviser's opinion the attractiveness of an instrument may vary depending on a variety of factors, including for example the general level of interest rates, imbalances of supply and demand in the market, and the credit quality of the obligors.
Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund's shares will “float,” fluctuating with changes in the values of the Fund's portfolio securities. The Fund typically accepts purchase and redemption orders multiple times per day, and calculates its NAV at each such time.
The Fund attempts to meet its investment objective by investing in a broad range of money market instruments. These may include U.S. Government securities (including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities); certificates of deposit and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset backed commercial paper; mortgage-related securities; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Fund also may invest in shares of other money market funds, including funds advised by the Adviser. A substantial portion of the Fund may be invested in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws.
The Fund purchases assets that have received a top tier (without regard to subcategories or gradations) short-term debt rating from one or more nationally recognized statistical rating organizations (rated A-1 by Standard & Poor's Rating Group (“S&P”), P-1 by Moody's Investor Service, Inc. (“Moody's”), or F1 by Fitch Ratings (“Fitch”)) or, if unrated, that are considered to be of comparable quality by the Adviser.
Under normal circumstances, the Fund intends to invest at least 25% of its assets in bank obligations.
The Fund invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Fund to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and that the Fund believes present minimal credit risk, to maintain a maximum dollar weighted average maturity and dollar-weighted average life of sixty (60) days or less and 120 days or less, respectively, and to meet requirements as to portfolio diversification and liquidity. For the purposes of determining the Fund's weighted average maturity, a security's final maturity date will be used, unless the security is a floating rate or variable rate security in which case the maturity will be determined in accordance with the rules applicable to money market funds.
The Fund currently intends to invest nearly all of its assets in the State Street Institutional Liquid Assets Portfolio, another open-end investment company managed by the Adviser, with an investment objective and policies substantially identical to those of the Fund.
Principal Risks
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

In addition, the Fund is subject to the following risks:
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. The U.S. is experiencing historically low interest rate levels. However, economic recovery and the tapering of the Federal Reserve Board's quantitative easing program increase the likelihood that interest rates will rise in the future. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Financial Institutions Risk: Changes in the creditworthiness of financial institutions (such as banks and broker-dealers) may adversely affect the values of instruments of issuers in financial industries. Adverse developments in banking and other financial industries may cause the Fund to underperform relative to other funds that invest more broadly across different industries or have a smaller exposure to financial institutions. Changes in governmental regulation and oversight of financial institutions may have an adverse effect on the financial condition of a financial institution.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Large Shareholder Risk: To the extent a large proportion of the shares of the Portfolio are held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. These transactions could adversely affect the ability of the Portfolio to conduct its investment program.
Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Low Short-Term Interest Rates: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund's yield is very low. It is possible that the Fund will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Fund will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Master/Feeder Structure Risk: The Fund pursues its objective by investing substantially all of its assets in another pooled investment vehicle (a “master fund”). The ability of the Fund to meet its investment objective is directly related to the ability of the master fund to meet its investment objective. The Adviser serves as investment adviser to the master fund, leading to potential conflicts of interest. The Fund will bear its pro rata portion of the expenses incurred by the master fund. Substantial redemptions by other investors in a master fund may affect the master fund's investment program adversely and limit the ability of the master fund to achieve its objective.

Money Market Fund Regulatory Risk: The U.S. Securities and Exchange Commission (“SEC”) has recently implemented regulatory changes that will affect the structure and operation of money market funds. The revised regulations impose new liquidity requirements on money market funds, permit (and in some cases require) money market funds to impose “liquidity fees” on redemptions, and permit money market funds to impose “gates” restricting redemptions from the funds. Institutional money market funds are now required to have a floating NAV. (U.S. government money market funds are exempt from a number of the new regulations.) There are a number of other changes under the revised regulations that relate to diversification, disclosure, reporting and stress testing requirements. These changes have been implemented recently and they could significantly affect the money market fund industry generally and the operation or performance of the Fund specifically and may have significant adverse effects on a money market fund's investment return and on the liquidity of investments in money market funds.
Money Market Risk-Floating NAV: The Fund does not maintain a constant net asset value per share. The value of the Fund's shares will be calculated to four decimal places and will vary reflecting the value of the portfolio of investments held by the Fund. It is possible to lose money by investing in the Fund.
Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed-income investments. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.
Non-U.S. Securities Risk: Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market.
Rapid Changes in Interest Rates Risk: Rapid changes in interest rates may cause significant requests to redeem Fund Shares, and possibly cause the Fund to sell portfolio securities at a loss to satisfy those requests.
Repurchase Agreement Risk: Repurchase agreements may be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. If the Fund's counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Fund may realize a loss.
Restricted Securities Risk: The Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.
U.S. Government Securities Risk: Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks.

Variable and Floating Rate Securities Risk: During periods of increasing interest rates, changes in the coupon rates of variable or floating rate securities may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield.
Zero-Coupon Bond Risk: Zero-coupon bonds usually trade at a deep discount from their face or par values and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest.
Performance
Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets. The Fund will make updated performance information, including its current net asset value, available at the Fund's website:  www.ssga.com/cash.
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
Purchase and Sale of Fund Shares
Purchase Minimums
Institutional Class
To establish an account	$25,000,000
To add to an existing account	No minimum
Administration Class
To establish an account	$1,000
To add to an existing account	No minimum
Investment Class
To establish an account	$25,000,000
To add to an existing account	No minimum
Investor Class
To establish an account	$10,000,000
To add to an existing account	No minimum
Premier Class
To establish an account	$250,000,000
To add to an existing account	No minimum
You may purchase or redeem Fund Shares on any day the Fund is open for business.
You may purchase or redeem Fund Shares by written request or wire transfer. Written requests should be sent to:
By Mail:
State Street Funds
P.O. Box 8317
Boston, Massachusetts 02266-8317
By Overnight:
State Street Funds
30 Dan Road
Canton, Massachusetts 02021-2809

By Telephone:
For wire transfer instructions, please call (866) 392-0869 between 7:00 a.m. and 5:00 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.
By Intermediary:
If you wish to purchase or redeem Fund Shares through a broker, bank or other financial intermediary (“Financial Intermediary”), please contact that Financial Intermediary directly. Your Financial Intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.
Financial Intermediaries may contact the Boston Financial Data Services Group at (877) 332-6207 or email them at nsccresearch@bostonfinancial.com with questions.
Tax Information
The Fund's distributions are expected to be taxed as ordinary income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other Financial Intermediary (such as a bank), the Adviser or its affiliates may pay the Financial Intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary's website for more information.

State Street Ultra Short Term Bond Fund
Investment Objective
The State Street Ultra Short Term Bond Fund (the “Fund”) will seek to provide current income and total return.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Ultra Short Term Bond Fund (“Fund Shares”). The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund's proportionate share of the expenses of the State Street Ultra Short Term Bond Portfolio (the “Ultra Short Term Bond Portfolio” or sometimes referred to in context as the “Portfolio”).
Shareholder Fees (fees paid directly from your investment)
	Institutional	Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Investment
Management Fee	0.25%	0.25%
Distribution and/or Shareholder Service (12b-1) Fees	0.00%	0.10%
Other Expenses[1]	1.00%	1.22%
Total Annual Fund Operating Expenses	1.25%	1.57%
Less Fee Waivers and/or Expense Reimbursements[2]	(0.87)%	(0.87)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.38%	0.70%
[1]	Other expenses are based on estimates for the current fiscal year.
[2]	The Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2018 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.30% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2018 except with approval of the Fund's Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years
Institutional	$39	$310
Investment	$72	$410

Principal Investment Strategies
The State Street Ultra Short Term Bond Fund seeks to achieve its investment objective by investing in a diversified portfolio of U.S. dollar denominated, investment grade fixed income securities. Under normal circumstances, the average effective duration of the Fund is expected to be one year or less. Effective duration is a measure of the expected sensitivity of market price of an investment to changes in interest rates, taking into account the anticipated effects of structural complexities (for example, some bonds can be prepaid by the issuer). Generally, the longer a portfolio's duration, the more sensitive its value will be to changes in interest rates.
The Fund's investments include, among other things, fixed and floating rate securities of varying maturities, such as corporate obligations (including commercial paper of U.S. and foreign entities, master notes, and medium term notes); U.S. Government securities (including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities); mortgage-backed and other asset backed securities; money market instruments (including U.S. and foreign bank time deposits, certificates of deposit, and banker acceptances) and securities of other investment companies including investment companies advised by the Adviser.
The Adviser buys and sells securities for the Fund based on its analysis of credit quality and the Fund's overall duration. The Adviser follows a disciplined investment process, basing its investment decisions on the relative attractiveness of different instruments. In the Adviser's opinion the attractiveness of an instrument may vary depending on a variety of factors, including for example the general level of interest rates, imbalances of supply and demand in the market, and the credit quality of the obligors. Under normal circumstances the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds. The Fund will provide shareholders with at least sixty (60) days' notice prior to any change in this 80% investment policy. “Bonds” include debt securities and fixed income and income-producing instruments of any kind issued by governmental or private-sector entities. Most bonds consist of a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest, whether fixed, floating or variable, or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The Adviser interprets the term bond broadly as an instrument or security evidencing what is commonly referred to as an IOU rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities.
Investment grade securities are (i) rated BBB-/Baa3 or higher or in the top three short term rating categories by at least one nationally recognized statistical rating organization (an “NRSRO”); or (ii) if not rated, are of comparable quality, as determined by the Adviser. If a security is downgraded and is no longer investment grade, the Fund may continue to hold the security if the Adviser determines that to be in the best interest of the Fund.
The Fund currently intends to invest nearly all of its assets in the State Street Ultra Short Term Bond Portfolio, another open-end investment company managed by the Adviser, with an investment objective and policies substantially identical to those of the Fund.
Principal Risks
You could lose money by investing in the Fund. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may not achieve its investment objective. General risks associated with the Fund's and the Portfolio's investment policies and investment strategies are discussed below. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs.
In addition, the Fund is subject to the following risks:
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. The U.S. is experiencing historically low interest rate levels. However, economic recovery and the tapering of the Federal Reserve Board's quantitative easing program increase the likelihood that interest rates will rise in the future. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling inter est rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Financial Institutions Risk: Changes in the creditworthiness of financial institutions (such as banks and broker-dealers) may adversely affect the values of instruments of issuers in financial industries. Adverse developments in banking and other financial industries may cause the Fund to underperform relative to other funds that invest more broadly across different industries or have a smaller exposure to financial institutions. Changes in governmental regulation and oversight of financial institutions may have an adverse effect on the financial condition of a financial institution.
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Large Shareholder Risk: To the extent a large proportion of the shares of the Portfolio are held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. These transactions could adversely affect the ability of the Portfolio to conduct its investment program.
Liquidity Risk: Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Low Short-Term Interest Rates: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund's yield is very low. It is possible that the Fund will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Fund will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
Market Risk: The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
Master/Feeder Structure Risk: The Fund pursues its objective by investing substantially all of its assets in another pooled investment vehicle (a “master fund”). The ability of the Fund to meet its investment objective is directly related to the ability of the master fund to meet its investment objective. The Adviser serves as investment adviser to the master fund, leading to potential conflicts of interest. The Fund will bear its pro rata portion of the expenses incurred by the master fund. Substantial redemptions by other investors in a master fund may affect the master fund's investment program adversely and limit the ability of the master fund to achieve its objective.
Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed-income investments. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.
Non-U.S. Securities Risk: Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market.
Rapid Changes in Interest Rates Risk: Rapid changes in interest rates may cause significant requests to redeem Fund Shares, and possibly cause the Fund to sell portfolio securities at a loss to satisfy those requests.
Repurchase Agreement Risk: Repurchase agreements may be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. If the Fund's counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Fund may realize a loss.
Restricted Securities Risk: The Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.
U.S. Government Securities Risk: Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks.
Variable and Floating Rate Securities Risk: During periods of increasing interest rates, changes in the coupon rates of variable or floating rate securities may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield.
Performance
Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets. The Fund will make updated performance information, including its current net asset value, available at the Fund's website:  www.ssga.com/cash.
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
The professionals primarily responsible for the day-to-day management of the Portfolio and the Fund are Jeff St. Peters, Todd Bean and Sean Lussier, each of which has served as a portfolio manager of the Fund and Portfolio since organization in 2015.
Jeff St. Peters is a Managing Director of the Adviser and the Head of U.S. Cash Management in the Global Fixed Income, Cash and Currency Team. He joined the Adviser in 1999.
Todd Bean, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Fixed Income, Cash and Currency Team. He joined the Adviser in 2002.
Sean Lussier is a Vice President of the Adviser and a Portfolio Manager in the Global Fixed Income, Cash and Currency Team. He joined the Adviser in 2004.

Purchase and Sale of Fund Shares
Purchase Minimums
Institutional Class
To establish an account	$25,000,000
To add to an existing account	No minimum
Investment Class
To establish an account	$25,000,000
To add to an existing account	No minimum
You may purchase or redeem Fund Shares on any day the Fund is open for business.
You may purchase or redeem Fund Shares by written request or wire transfer. Written requests should be sent to:
By Mail:
State Street Funds
P.O. Box 8317
Boston, Massachusetts 02266-8317
By Overnight:
State Street Funds
30 Dan Road
Canton, Massachusetts 02021-2809
By Telephone:
For wire transfer instructions, please call (866) 392-0869 between 7:00 a.m. and 5:00 p.m. Eastern time. Redemptions by telephone are permitted only if you previously have been authorized for these transactions.
By Intermediary:
If you wish to purchase or redeem Fund Shares through a broker, bank or other financial intermediary (“Financial Intermediary”), please contact that Financial Intermediary directly. Your Financial Intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.
Financial Intermediaries may contact the Boston Financial Data Services Group at (877) 332-6207 or email them at nsccresearch@bostonfinancial.com with questions.
Tax Information
The Fund's distributions are expected to be taxed as ordinary income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other Financial Intermediary (such as a bank), the Adviser or its affiliates may pay the Financial Intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary's website for more information.

Additional Information About Investment Objectives, Principal Strategies and Risks
Investment Objective
The investment objective of each of the Funds, as stated in each Fund's Fund Summary, may be changed without shareholder approval.
State Street 60 Day Money Market Fund
Principal Investment Strategies
In managing the State Street 60 Day Money Market Fund, the Adviser follows a disciplined investment process, basing its investment decisions on the relative attractiveness of different money market instruments. In the Adviser's opinion the attractiveness of an instrument may vary depending on a variety of factors, including for example the general level of interest rates, imbalances of supply and demand in the market, and the credit quality of the obligors. Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund's shares will “float,” fluctuating with changes in the values of the Fund's portfolio securities. The Fund typically accepts purchase and redemption orders multiple times per day, and calculates its NAV at each such time.
The Fund attempts to meet its investment objective by investing primarily in a broad range of short-term, high credit quality money market instruments. Under normal circumstances the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments with remaining maturities of sixty (60) days or less. The Fund will provide shareholders with at least sixty (60) days' notice prior to any change in this 80% investment policy.
The Fund's investments may include U.S. Government securities (including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities); certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; municipal commercial paper; asset backed commercial paper; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Fund also may invest in shares of other money market funds, including funds advised by the Adviser. A substantial portion of the Fund may be invested in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws.
The Fund purchases assets that have received a top tier (without regard to subcategories or gradations) short-term debt rating from one or more nationally recognized statistical rating organizations (rated A-1 by Standard & Poor's Rating Group (“S&P”), P-1 by Moody's Investor Service, Inc. (“Moody's”), or F1 by Fitch Ratings (“Fitch”)) or, if unrated, that are considered to be of comparable quality by the Adviser.
The Fund invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Fund to invest only in short-term, high quality debt obligations, (generally, securities that have remaining maturities of 397 calendar days or less and that the Fund believes present minimal credit risk) to maintain a maximum dollar weighted average maturity and dollar-weighted average life of sixty (60) days or less and 120 days or less, respectively, and to meet requirements as to portfolio diversification and liquidity. For the purposes of determining the Fund's weighted average maturity, a security's final maturity date will be used, unless the security is a floating rate or variable rate security in which case the maturity will be determined in accordance with the rules applicable to money market funds.
The Fund currently intends to invest nearly all of its assets in the State Street 60 Day Money Market Portfolio, another open-end investment company managed by the Adviser, with an investment objective and policies substantially identical to those of the Fund.
State Street Cash Reserves Fund
Principal Investment Strategies
In managing the State Street Cash Reserves Fund, the Adviser follows a disciplined investment process, basing its decisions on the relative attractiveness of different money market instruments. In the Adviser's opinion the attractiveness of an instrument may vary depending on a variety of factors, including for example the general level of interest rates, imbalances of supply and demand in the market, and the credit quality of the obligors.
The Fund is a retail money market fund and seeks to maintain its net asset value NAV at $1.00 per share, although there can be no assurance that it will be able to do so.

The Fund attempts to meet its investment objective by investing in a broad range of money market instruments. These may include U.S. Government securities (including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities); certificates of deposit and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset backed commercial paper; mortgage-related securities; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Fund also may invest in shares of other money market funds, including funds advised by the Adviser. A substantial portion of the Fund may be invested in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws.
The Fund purchases assets that have received a top tier (without regard to subcategories or gradations) short-term debt rating from one or more nationally recognized statistical rating organizations (e.g., those rated A-1 by Standard & Poor's Rating Group (“S&P”), P-1 by Moody's Investor Service, Inc. (“Moody's”) or F1 by Fitch Ratings (“Fitch”)) or, if unrated, that are considered to be of comparable quality by the Adviser.
Under normal circumstances, the Fund intends to invest at least 25% of its assets in bank obligations.
The Fund invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Fund to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and that the Fund believes present minimal credit risk, to maintain a maximum dollar weighted average maturity and dollar-weighted average life of sixty (60) days or less and 120 days or less, respectively, and to meet requirements as to portfolio diversification and liquidity. For the purposes of determining the Fund's weighted average maturity, a security's final maturity date will be used, unless the security is a floating rate or variable rate security in which case the maturity will be determined in accordance with the rules applicable to money market funds.
The Fund currently intends to invest nearly all of its assets in the State Street Cash Reserves Portfolio, another open-end investment company managed by the Adviser, with an investment objective and policies substantially identical to those of the Fund.
State Street Conservative Income Fund
Principal Investment Strategies
The State Street Conservative Income Fund seeks its investment objective by investing principally in debt instruments. The Fund invests in many of the types of instruments in which a money market fund may invest, but, because it is not a money market fund it may invest without regard to many of the credit and other limitations that apply to a money market fund, and so may invest in many instruments not eligible for investment by a money market fund.
The Fund is not a money market fund, and its net asset value per share will fluctuate.
The Adviser follows a disciplined investment process, basing its investment decisions on the relative attractiveness of different instruments. In the Adviser's opinion the attractiveness of an instrument may vary depending on a variety of factors, including for example the general level of interest rates, imbalances of supply and demand in the market, and the credit quality of the obligors. The Fund's investments may include among other things U.S. Government securities (including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities); certificates of deposit and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; municipal securities; asset backed commercial paper; and repurchase agreements. All of the Fund's investments will be denominated in the U.S. dollar.
The Fund intends to limit its weighted average maturity (taking into account the timing of interest rate adjustments) to ninety (90) days and its weighted average life (maturity without regard to the timing of interest rate readjustments) to 250 days. The Fund will not purchase securities with more than 2 years to maturity.
The Fund will normally invest in instruments (i) rated investment grade (BBB-/Baa3 or higher) or in the top three short term rating categories by at least one nationally recognized statistical rating organization (an “NRSRO”); or (ii) if not rated, are of comparable quality, as determined by the Adviser. If a security is downgraded and is no longer investment grade, the Fund may continue to hold the security if the Adviser determines that to be in the best interest of the Fund; any such instrument held by the Fund will have a remaining maturity of not more than a one year (365 days). The Fund may invest up to 10% of its assets in repurchase agreements with maturities longer than 7 days, which may be considered illiquid.

The Fund currently intends to invest nearly all of its assets in the State Street Conservative Income Portfolio, another open-end investment company managed by the Adviser, with an investment objective and policies substantially identical to those of the Fund.
State Street Current Yield Fund
Principal Investment Strategies
The State Street Current Yield Fund seeks its investment objective by investing in investment grade quality, short-term instruments. The Fund invests in many of the types of instruments in which a money market fund may invest, but, because it is not a money market fund it may invest without regard to many of the credit and other limitations that apply to a money market fund, and so may invest in many instruments not eligible for investment by a money market fund.
The Fund is not a money market fund, and its net asset value per share will fluctuate.
Under normal circumstances the Fund pursues its investment objective by making investments with a remaining maturity of 90 days or less. The Fund seeks to buy and hold securities but may sell securities to generate liquidity or for other portfolio management purposes deemed appropriate by the Adviser. The Adviser follows a disciplined investment process, basing its investment decisions on the relative attractiveness of different instruments. In the Adviser's opinion the attractiveness of an instrument may vary depending on a variety of factors, including for example the general level of interest rates, imbalances of supply and demand in the market, and the credit quality of the obligors. The Fund's investments may include, among other things: U.S. Government securities (including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities); certificates of deposit and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; municipal commercial paper; asset backed commercial paper; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. All of the Fund's investments will be denominated in the U.S. dollar.
The Fund will only purchase assets that have received a short-term debt rating of investment grade from one or more nationally recognized statistical rating organizations (rated at least A-3 by Standard & Poor's Rating Group (“S&P”), P-3 by Moody's Investor Service, Inc. (“Moody's”), or F3 by Fitch Ratings (“Fitch”)) or, if unrated, that are considered to be of comparable quality by the Adviser. If the credit quality of a security held by the Fund declines below the equivalent of investment grade, the Fund may continue to hold the security if the Adviser determines that to be in the best interest of the Fund.
The Fund currently intends to invest nearly all of its assets in the State Street Current Yield Portfolio, another open-end investment company managed by the Adviser, with an investment objective and policies substantially identical to those of the Fund.
State Street Institutional Liquid Assets Fund
Principal Investment Strategies
In managing the State Street Institutional Liquid Assets Fund, the Adviser follows a disciplined investment process, basing its decisions on the relative attractiveness of different money market instruments. In the Adviser's opinion the attractiveness of an instrument may vary depending on a variety of factors, including for example the general level of interest rates, imbalances of supply and demand in the market, and the credit quality of the obligors.
Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund's shares will “float,” fluctuating with changes in the values of the Fund's portfolio securities. The Fund typically accepts purchase and redemption orders multiple times per day, and calculates its NAV at each such time.
The Fund attempts to meet its investment objective by investing in a broad range of money market instruments. These may include U.S. Government securities (including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities); certificates of deposit and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset backed commercial paper; mortgage-related securities; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Fund also may invest in shares of other money market funds, including funds advised by the Adviser. A substantial portion of the Fund may be invested in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws.

The Fund purchases assets that have received a top tier (without regard to subcategories or gradations) short-term debt rating from one or more nationally recognized statistical rating organizations (rated A-1 by Standard & Poor's Rating Group (“S&P”), P-1 by Moody's Investor Service, Inc. (“Moody's”), or F1 by Fitch Ratings (“Fitch”)) or, if unrated, that are considered to be of comparable quality by the Adviser.
Under normal circumstances, the Fund intends to invest at least 25% of its assets in bank obligations.
The Fund invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Fund to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and that the Fund believes present minimal credit risk, to maintain a maximum dollar weighted average maturity and dollar-weighted average life of sixty (60) days or less and 120 days or less, respectively, and to meet requirements as to portfolio diversification and liquidity. For the purposes of determining the Fund's weighted average maturity, a security's final maturity date will be used, unless the security is a floating rate or variable rate security in which case the maturity will be determined in accordance with the rules applicable to money market funds.
The Fund currently intends to invest nearly all of its assets in the State Street Institutional Liquid Assets Portfolio, another open-end investment company managed by the Adviser, with an investment objective and policies substantially identical to those of the Fund.
State Street Ultra Short Term Bond Fund
Principal Investment Strategies
The State Street Ultra Short Term Bond Fund seeks to achieve its investment objective by investing in a diversified portfolio of U.S. dollar denominated, investment grade fixed income securities. Under normal circumstances, the average effective duration of the Fund is expected to be one year or less. Effective duration is a measure of the expected sensitivity of market price of an investment to changes in interest rates, taking into account the anticipated effects of structural complexities (for example, some bonds can be prepaid by the issuer). Generally, the longer a portfolio's duration, the more sensitive its value will be to changes in interest rates.
The Fund's investments include, among other things, fixed and floating rate securities of varying maturities, such as corporate obligations (including commercial paper of U.S. and foreign entities, master notes, and medium term notes); U.S. Government securities (including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities); mortgage-backed and other asset backed securities; money market instruments (including U.S. and foreign bank time deposits, certificates of deposit, and banker acceptances) and securities of other investment companies including investment companies advised by the Adviser.
The Adviser buys and sells securities for the Fund based on its analysis of credit quality and the Fund's overall duration. The Adviser follows a disciplined investment process, basing its investment decisions on the relative attractiveness of different instruments. In the Adviser's opinion the attractiveness of an instrument may vary depending on a variety of factors, including for example the general level of interest rates, imbalances of supply and demand in the market, and the credit quality of the obligors. Under normal circumstances the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds. The Fund will provide shareholders with at least sixty (60) days' notice prior to any change in this 80% investment policy. “Bonds” include debt securities and fixed income and income-producing instruments of any kind issued by governmental or private-sector entities. Most bonds consist of a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest, whether fixed, floating or variable, or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The Adviser interprets the term bond broadly as an instrument or security evidencing what is commonly referred to as an IOU rather than evidencing the corporate ownership of equity unless that equity represents an indirect or derivative interest in one or more debt securities.
Investment grade securities are (i) rated BBB-/Baa3 or higher or in the top three short term rating categories by at least one nationally recognized statistical rating organization (an “NRSRO”); or (ii) if not rated, are of comparable quality, as determined by the Adviser. If a security is downgraded and is no longer investment grade, the Fund may continue to hold the security if the Adviser determines that to be in the best interest of the Fund.
The Fund currently intends to invest nearly all of its assets in the State Street Ultra Short Term Bond Portfolio, another open-end investment company managed by the Adviser, with an investment objective and policies substantially identical to those of the Fund.

Additional Information About Risks
Risk information is applicable to all Funds unless otherwise noted.
Call/Prepayment Risk. Call/prepayment risk is the risk that an issuer will exercise its right to pay principal on an obligation held by a Fund earlier than expected or required. This may occur, for example, when there is a decline in interest rates, and an issuer of bonds or preferred stock redeems the bonds or stock in order to replace them with obligations on which it is required to pay a lower interest or dividend rate. It may also occur when there is an unanticipated increase in the rate at which mortgages or other receivables underlying mortgage- or asset-backed securities held by a Fund are prepaid. In any such case, a Fund may be forced to invest the prepaid amounts in lower-yielding investments, resulting in a decline in the Fund's income.
Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. It includes the risk that the security will be downgraded by a credit rating agency; generally, lower credit quality issuers present higher credit risks. An actual or perceived decline in creditworthiness of an issuer of a fixed-income security held by a Fund may result in a decrease in the value of the security. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when a Fund owns securities of the issuer or that the issuer will default on its obligations or that the obligations of the issuer will be limited or restructured.
The credit rating assigned to any particular investment does not necessarily reflect the issuer's current financial condition and does not reflect an assessment of an investment's volatility or liquidity. Securities rated in the lowest category of investment-grade are considered to have speculative characteristics. If a security held by a Fund loses its rating or its rating is downgraded, the Fund may nonetheless continue to hold the security in the discretion of the Adviser. In the case of asset-backed or mortgage-related securities, changes in the actual or perceived ability of the obligors on the underlying assets or mortgages to make payments of interest and/or principal may affect the values of those securities.
Debt Securities Risk. The values of debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. The U.S. is experiencing historically low interest rate levels. However, economic recovery and the tapering of the Federal Reserve Board's quantitative easing program increase the likelihood that interest rates will rise in the future. A rising interest rate environment may cause the value of a Fund's fixed income securities to decrease, an adverse impact on the liquidity of a Fund's fixed income securities, and increased volatility of the fixed income markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by a Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Extension Risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower-than-expected principal payments. This may increase the period of time during which an investment earns a below-market interest rate, increase the security's duration and reduce the value of the security. Extension risk may be heightened during periods of adverse economic conditions generally, as payment rates decline due to higher unemployment levels and other factors.
Financial Institutions Risk. Some instruments are issued or guaranteed by financial institutions, such as banks and brokers, or are collateralized by securities issued or guaranteed by financial institutions. Changes in the creditworthiness of any of these institutions may adversely affect the values of instruments of issuers in financial industries. Financial institutions may be particularly sensitive to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Adverse developments in banking and other financial industries may cause a Fund to underperform relative to other funds that invest more broadly across different industries or have a smaller exposure to financial institutions. Changes in governmental regulation and oversight of financial institutions may have an adverse effect on the financial condition or the earnings or operations of a financial institution and on the types and amounts of businesses in which a financial institution may engage. An investor may be delayed or prevented from exercising certain remedies against a financial institution. The amount of a Fund's assets that may be invested in any financial institution, or financial institutions generally, may be limited by applicable law.

Income Risk. A Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by a Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by a Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates. A reduction in the income earned by a Fund may limit the Fund's ability to achieve its objective.
Interest Rate Risk. Interest rate risk is the risk that the securities held by a Fund will decline in value because of increases in market interest rates. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, the value of a security with a duration of five years would be expected to decrease by 5% for every 1% increase in interest rates. Falling interest rates also create the potential for a decline in a Fund's income and yield. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. Variable and floating rate securities also generally increase or decrease in value in response to changes in interest rates, although generally to a lesser degree than fixed-rate securities. A substantial increase in interest rates may also have an adverse impact on the liquidity of a security, especially those with longer durations. The U.S. is experiencing historically low interest rate levels. However, economic recovery and the tapering of the Federal Reserve Board's quantitative easing program increase the likelihood that interest rates will rise in the future. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of a Fund's investments.
Large Shareholder Risk. To the extent a large proportion of the shares of a Portfolio are highly concentrated or held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, a Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. These transactions could adversely affect the ability of a Portfolio to conduct its investment program. For example, they could require a Portfolio to sell portfolio securities or purchase portfolio securities unexpectedly and incur substantial transaction costs and/or accelerate the realization of taxable income and/or gains to shareholders, or a Portfolio may be required to sell its more liquid portfolio investments to meet a large redemption, in which case a Portfolio's remaining assets may be less liquid, more volatile, and more difficult to price. A Portfolio may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns.
Liquidity Risk. Liquidity risk is the risk that a Fund may not be able to dispose of securities readily at a favorable time or prices (or at all) or at prices approximating those at which a Fund currently values them. For example, certain investments may be subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for a Fund to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities. A Fund may seek to borrow money to meet its obligations (including among other things redemption obligations) if it is unable to dispose of illiquid investments, resulting in borrowing expenses and possible leveraging of the Fund. In some cases, due to unanticipated levels of illiquidity a Fund may choose to meet its redemption obligations wholly or in part by distributions of assets in-kind.
Low Short-Term Interest Rate Risk. At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund's yield is very low. It is possible that a Fund will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that a Fund will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
Market Disruption and Geopolitical Risk. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters and systemic market dislocations may be highly disruptive to economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any partial or complete dissolution of the Economic and Monetary Union of the European Union, or any increased uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the values of a Fund's investments. Securities and financial markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the values of investments traded in these markets, including investments held by a Fund. To the extent a Fund has focused its investments in the market or index of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.
Market Risk. Market prices of investments held by a Fund will go up or down, sometimes rapidly or unpredictably. Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Fund could decline if the particular industries, sectors or companies in which the Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices.
Market Volatility; Government Intervention Risk. Market dislocations and other external events, such as the failures or near failures of significant financial institutions, dislocations in investment or currency markets, corporate or governmental defaults or credit downgrades, or poor collateral performance, may subject a Fund to significant risk of substantial volatility and loss. Governmental and regulatory authorities have taken, and may in the future take, actions to provide or arrange credit supports to financial institutions whose operations have been compromised by credit market dislocations and to restore liquidity and stability to financial systems in their jurisdictions; the implementation of such governmental interventions and their impact on both the markets generally and a Fund's investment program in particular can be uncertain. In recent periods, governmental and non-governmental issuers have defaulted on, or have been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including, without limitation, in Europe or Asia. Defaults or restructurings by governments or others of their debts could have substantial adverse effects on economies, financial markets, and asset valuations around the world. In recent periods, financial regulators, including the U.S. Federal Reserve and the European Central Bank, have taken steps to maintain historically low interest rates, such as by purchasing bonds. Some governmental authorities have taken steps to devalue their currencies substantially or have taken other steps to counter actual or anticipated market or other developments. Steps by those regulators to implement, or to curtail or taper, such activities could have substantial negative effects on financial markets. The withdrawal of support, failure of efforts in response to a financial crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the values and liquidity of certain securities.
Master/Feeder Structure Risk. Each Fund pursues its objective by investing substantially all of its assets in another pooled investment vehicle (a “master fund”). The ability of a Fund to meet its investment objective is directly related to the ability of the master fund to meet its investment objective. The ability of a Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the master fund. The ability of a Fund to meet redemption requests will depend on its ability to redeem its interest in the master fund. The Adviser or an affiliate serves as investment adviser to the master fund, leading to potential conflicts of interest. For example, the Adviser or its affiliates will receive fees based on the amount of assets invested in the master fund. Investment by a Fund in the master fund may be beneficial in the management of the master fund, by helping to achieve economies of scale or enhancing cash flows. Due to this and other factors, the Adviser may have an incentive to invest a Fund's assets in a master fund sponsored or managed by the Adviser or its affiliates in lieu of investments by a Fund directly in portfolio securities, or may have an incentive to invest in such master fund over a master fund sponsored or managed by others. Similarly, the Adviser may have an incentive to delay or decide against the sale of interests held by a Fund in a master fund sponsored or managed by the Adviser or its affiliates. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a master fund sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which a Fund does so. A Fund will bear its pro rata portion of the expenses incurred by the master fund.
Money Market Risk (principal risk for the Cash Reserves Fund). An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although a money market fund generally seeks to preserve the value of its shares at $1.00 per share, there can be no assurance that it will do so, and it is possible to lose money by investing in a money market fund. A major or unexpected increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause a money market fund's share price to fall below $1.00. It is possible that a money market fund will issue and redeem shares at $1.00 per share at times when the fair value of the money market fund's portfolio per share is more or less than $1.00. A money market fund may be permitted or required to impose redemption fees or to impose limitations on redemptions during periods of high illiquidity in the markets for the investments held by it. None of State Street Corporation, State Street Bank and Trust Company (“State Street”), State Street Global Advisors (“SSGA”), SSGA FM or their affiliates (“State Street Entities”) guarantee the value of an investment in a money market fund at $1.00 per share. Investors should have no expectation of capital support to a money market fund from State Street Entities.

Money Market Risk-Floating NAV (principal risk for the 60 Day Money Market Fund and Institutional Liquid Assets Fund). Each Fund does not maintain a constant net asset value per share. The value of each Fund's Shares is calculated to four decimal places and will vary reflecting the value of the portfolio of investments held by each Fund. It is possible to lose money by investing in a Fund.
Money Market Fund Regulatory Risk (principal risk for the 60 Day Money Market Fund, Institutional Liquid Assets Fund and Cash Reserves Fund). The U.S. Securities and Exchange Commission (“SEC”) has recently implemented regulatory changes that will affect the structure and operation of money market funds. The revised regulations impose new liquidity requirements on money market funds, permit (and in some cases require) money market funds to impose “liquidity fees” on redemptions, and permit money market funds to impose “gates” restricting redemptions from the funds. Institutional money market funds are now required to have a floating NAV. (U.S. government money market funds are exempt from a number of the new regulations.) There are a number of other changes under the revised regulations that relate to diversification, disclosure, reporting and stress testing requirements. These changes have been implemented recently and they could significantly affect the money market fund industry generally.
Mortgage-Related and Other Asset-Backed Securities Risk. Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed income investments. Mortgage-related securities represent a participation in, or are secured by, mortgage loans. Other asset-backed securities are typically structured like mortgage-related securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include, for example, items such as motor vehicle installment sales or installment loan contracts, leases on various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage-related and other asset-backed securities, which typically provide the issuer with the right to prepay the security prior to maturity, may be prepaid, which may result in a Fund having to reinvest the proceeds in other investments at lower interest rates. During periods of rising interest rates, the average life of mortgage-related and other asset-backed securities may extend because of slower-than expected principal payments. This may lock in a below market interest rate, increase the security's duration and interest rate sensitivity, and reduce the value of the security. As a result, mortgage-related and other asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other debt securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage-related or other asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage-related or other asset-backed security also depends on the credit quality and adequacy of the underlying assets or collateral. Defaults on the underlying assets, if any, may impair the value of a mortgage-related or other asset-backed security. For some asset-backed securities in which a Fund invests, such as those backed by credit card receivables, the underlying cash flows may not be supported by a security interest in a related asset. Moreover, the values of mortgage-related and other asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain situations, the mishandling of related documentation may also affect the rights of securities holders in and to the underlying collateral. There may be legal and practical limitations on the enforceability of any security interest granted with respect to underlying assets, or the value of the underlying assets, if any, may be insufficient if the issuer defaults.
In a “forward roll” transaction, a Fund will sell a mortgage-related security to a bank or other permitted entity and simultaneously agree to purchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. The values of such transactions will be affected by many of the same factors that affect the values of mortgage-related securities generally. In addition, forward roll transactions may have the effect of creating investment leverage in a Fund.
Non-U.S. Securities Risk (principal risk for the Cash Reserves Fund, Current Yield Fund, Conservative Income Fund, Institutional Liquid Assets and Ultra Short Term Bond Fund ). Investments in securities of non-U.S. issuers (including depositary receipts) entail risks not typically associated with investing in securities of U.S. issuers. Similar risks may apply to securities traded on a U.S. securities exchange that are issued by entities with significant exposure to non-U.S. countries. In certain countries, legal remedies available to investors may be more limited than those available with regard to U.S. investments. Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the United States. The securities of some non-U.S. entities are less liquid and at times more volatile than securities of comparable U.S. entities, and could become subject to sanctions or embargoes that adversely affect a Fund's investment. Non-U.S. transaction costs, such as brokerage commissions and custody costs may be higher than in the U.S. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, and diplomatic developments that could adversely affect the values of a Fund's investments in certain non-U.S. countries. Investments in securities of non-U.S. issuers also are subject to foreign political and economic risk not associated with U.S. investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where a Fund invests could cause the Fund's investments in that country to experience gains or losses.
Rapid Changes in Interest Rates. The values of most instruments held by a Fund are adversely affected by changes in interest rates generally, especially increases in interest rates. Rapid changes in interest rates may cause significant requests to redeem Fund Shares, and possibly cause a Fund to sell portfolio securities at a loss to satisfy those requests. With respect to the Cash Reserves Fund, significant losses could impair a Fund's ability to maintain a stable share price of $1.00.
Reinvestment Risk. Income from a Fund's portfolio may decline when the Fund invests the proceeds from investment income, sales of portfolio securities or matured, traded or called debt obligations. For instance, during periods of declining interest rates, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, forcing a Fund to reinvest the proceeds in lower-yielding securities. A decline in income received by a Fund from its investments is likely to have a negative effect on the yield and total return of the Fund Shares.
Repurchase Agreement Risk. A repurchase agreement is an agreement to buy a security from a seller at one price and a simultaneous agreement to sell it back to the original seller at an agreed-upon price, typically representing the purchase price plus interest. Repurchase agreements may be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase. A Fund's investment return on such transactions will depend on the counterparty's willingness and ability to perform its obligations under a repurchase agreement. If a Fund's counterparty should default on its obligations and a Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, a Fund may realize a loss.
Restricted Securities Risk. A Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws pursuant to an exemption from registration. These securities may be less liquid than securities registered for sale to the general public. The liquidity of a restricted security may be affected by a number of factors, including, among others: (i) the creditworthiness of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; (v) the nature of any legal restrictions governing trading in the security; and (vi) the nature of the security and the nature of marketplace trades. There can be no assurance that a liquid trading market will exist at any time for any particular restricted security. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.
Section 4(a)(2) Commercial Paper and Rule 144A Securities Risk (principal risk for the 60 Day Money Market Fund, Cash Reserves Fund and Institutional Liquid Assets Fund). A Fund may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”). This commercial paper is commonly called “Section 4(a)(2) paper.” A Fund may also invest in securities that may be offered and sold only to “qualified institutional buyers” under Rule 144A of the 1933 Act (“Rule 144A securities”).
Section 4(a)(2) paper is sold to institutional investors who must agree to purchase the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in a transaction exempt from the registration requirements of the 1933 Act. Section 4(a)(2) paper normally is resold to other institutional investors like a Fund through or with the assistance of the issuer or investment dealers that make a market in Section 4(a)(2) paper. As a result it suffers from liquidity risk, the risk that the securities may be difficult to value because of the absence of an active market and the risk that it may be sold only after considerable expense and delay, if at all. Rule 144A securities generally must be sold only to other qualified institutional buyers.
Section 4(a)(2) paper and Rule 144A securities will not be considered illiquid for purposes of a Fund's limitation on illiquid securities if the Adviser (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(a)(2) paper or Rule 144A securities. The Statement of Additional Information (“SAI”) addresses the Fund's limitation on illiquid securities.
Significant Exposure to U.S. Government Agencies or Instrumentalities Risk (principal risk for the 60 Day Money Market Fund, Cash Reserves Fund, Conservative Income Fund, Current Yield Fund and Institutional Liquid Assets Fund). To the extent a Fund focuses its investments in securities issued or guaranteed by U.S. Government agencies or instrumentalities, any market movements, regulatory changes or changes in political or economic conditions that affect the U.S. Government agencies or instrumentalities in which the Fund invests may have a significant impact on a Fund's performance. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency or instrumentality may adversely affect the market price of securities issued or guaranteed by other government agencies or instrumentalities.

Stable Share Price Risk (principal risk for the Cash Reserves Fund). If the market value of one or more of the Fund's investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Fund experiences significant redemption requests.
U.S. Government Securities Risk. U.S. government securities, such as Treasury bills, notes and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. There is no assurance that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability, or investment character of securities issued by these entities. The value and liquidity of U.S. government securities may be affected adversely by changes in the ratings of those securities. Securities issued by the U.S. Treasury historically have been considered to present minimal credit risk. The downgrade in the long-term U.S. credit rating by at least one major rating agency has introduced greater uncertainty about the ability of the U.S. to repay its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of a Fund's investments.
Variable and Floating Rate Securities Risk. Variable or floating rate securities are debt securities with variable or floating interest rates payments. Variable or floating rate securities bear rates of interest that are adjusted periodically according to formulae intended generally to reflect market rates of interest and allow a Fund to participate (determined in accordance with the terms of the securities) in increases in interest rates through upward adjustments of the coupon rates on the securities. However, during periods of increasing interest rates, changes in the coupon rates may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield.
Zero-Coupon Bond Risk (principal risk for the Current Yield Fund, Cash Reserves Fund and Institutional Liquid Assets Fund). Zero-coupon bonds are debt obligations that are generally issued at a discount and payable in full at maturity, and that do not provide for current payments of interest prior to maturity. Zero-coupon bonds usually trade at a deep discount from their face or par values and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest. When interest rates rise, the values of zero-coupon bonds fall more rapidly than securities paying interest on a current basis, because a Fund is unable to reinvest interest payments at the higher rates.
Additional Information About Non-Principal Investment Strategies and Risks
The investments described below reflect the Funds' and the Portfolios' current practices. In addition to the principal risks described above, other risks are described in some of the descriptions of the investments below:
Conflicts of Interest Risk. An investment in a Fund may be subject to a number of actual or potential conflicts of interest. For example, the Adviser or its affiliates may provide services to a Fund, such as securities lending agency services, custodial, administrative, bookkeeping, and accounting services, transfer agency and shareholder servicing, securities brokerage services, and other services for which the Fund would compensate the Adviser and/or such affiliates. The Funds may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser. There is no assurance that the rates at which a Fund pays fees or expenses to the Adviser or its affiliates, or the terms on which it enters into transactions with the Adviser or its affiliates will be the most favorable available in the market generally or as favorable as the rates the Adviser makes available to other clients. Because of its financial interest, the Adviser may have an incentive to enter into transactions or arrangements on behalf of a Fund with itself or its affiliates in circumstances where it might not have done so in the absence of that interest.
The Adviser and its affiliates serve as investment adviser to other clients and may make investment decisions that may be different from those that will be made by the Adviser on behalf of the Funds. For example, the Adviser may provide asset allocation advice to some clients that may include a recommendation to invest in or redeem from particular issuers while not providing that same recommendation to all clients invested in the same or similar issuers. The Adviser may (subject to applicable law) be simultaneously seeking to purchase (or sell) investments for a Fund and to sell (or purchase) the same investment for accounts, funds, or structured prod ucts for which it serves as asset manager, or for other clients or affiliates. The Adviser and its affiliates may invest for clients in various securities that are senior, pari passu or junior to, or have interests different from or adverse to, the securities that are owned by a Fund. The Adviser or its affiliates, in connection with its other business activities, may acquire material nonpublic confidential information that may restrict the Adviser from purchasing securities or selling securities for itself or its clients (including the Funds) or otherwise using such information for the benefit of its clients or itself.
The foregoing does not purport to be a comprehensive list or complete explanation of all potential conflicts of interests which may affect a Fund. A Fund may encounter circumstances, or enter into transactions, in which conflicts of interest that are not listed or discussed above may arise.
Cybersecurity Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, funds (such as the Funds) and their service providers (including the Adviser) may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, a Portfolio, the Adviser, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect a Fund or its shareholders. For instance, cyber-attacks or technical malfunctions may interfere with the processing of shareholder or other transactions, affect a Fund's ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject a Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Cyber-attacks or technical malfunctions may render records of Fund assets and transactions, shareholder ownership of Fund Shares, and other data integral to the functioning of a Fund inaccessible or inaccurate or incomplete. A Fund may also incur substantial costs for cybersecurity risk management in order to prevent cyber incidents in the future. A Fund and its shareholders could be negatively impacted as a result. While the Adviser has established business continuity plans and systems designed to minimize the risk of cyber-attacks through the use of technology, processes and controls, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified given the evolving nature of this threat. Each Fund relies on third-party service providers for many of its day-to-day operations, and will be subject to the risk that the protections and protocols implemented by those service providers will be ineffective to protect the Fund from cyber-attack. Similar types of cybersecurity risks or technical malfunctions also are present for issuers of securities in which each Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund's investment in such securities to lose value.
Portfolio Turnover Risk. A Fund may engage in frequent trading of its portfolio securities. Fund turnover generally involves a number of direct and indirect costs and expenses to a Fund, including, for example, brokerage commissions, dealer mark-ups and bid/asked spreads, and transaction costs on the sale of securities and reinvestment in other securities. The costs related to increased portfolio turnover have the effect of reducing a Fund's investment return, and the sale of securities by the Fund may result in the realization of taxable capital gains, including short-term capital gains.
Temporary Defensive Positions. In response to actual or perceived adverse market, economic, political, or other conditions, the Fund may (but will not necessarily), without notice, depart from its principal investment strategies by temporarily investing for defensive purposes. Temporary defensive positions may include, but are not limited to, cash, cash equivalents, U.S. government securities, repurchase agreements collateralized by such securities, money market funds, and high-quality debt investments. If the Fund invests for defensive purposes, it may not achieve its investment objective. In addition, the defensive strategy may not work as intended.
Portfolio Holdings Disclosure
The Funds' portfolio holdings disclosure policy is described in the Statement of Additional Information (“SAI”).

Management and Organization
Each Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts.
Each Fund invests as part of a “master/feeder” structure. Each Fund currently seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding Portfolio, a separate mutual fund, that has substantially identical investment objective, investment policies, and risks as the Fund. All discussions about a Fund's investment objective, policies and risks should be understood to refer also to the investment objectives, policies and risks of the corresponding Portfolio.
Each Portfolio's shares are offered exclusively to investors (including without limitation, registered investment companies, private investment pools, bank collective funds, and investment separate accounts) that, like the Funds, pay fees to SSGA FM or its affiliates. The fees paid by those investment vehicles to SSGA FM (or its affiliates) vary depending on a number of factors, including by way of example, the services provided, the risks borne by SSGA FM (or its affiliates), fee rates paid by competitive investment vehicles, and in some cases direct negotiation with investors in each Portfolio.
A Fund can withdraw its investment in a Portfolio if, at any time, the Fund's Board of Trustees determines that it would be in the best interests of the Fund's shareholders, or if the investment objectives of the corresponding Portfolio changed so that they were inconsistent with the objectives of the Fund. If a Fund withdraws its investment from a Portfolio, the Fund may invest all of its assets in another mutual fund that has the same investment objective as the Fund, the Adviser may directly manage the Fund's assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.
Investment Adviser
SSGA FM serves as the investment adviser to each Fund and corresponding Portfolio and, subject to the supervision of the Board, is responsible for the investment management of each Fund. The Adviser provides an investment management program for each Fund and manages the investment of the Funds' assets. The Adviser is a wholly-owned subsidiary of State Street Corporation and is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. The Adviser and certain other affiliates of State Street Corporation make up SSGA. SSGA is one of the world's largest institutional money managers and the investment management arm of State Street Corporation. As of March 31, 2017, the Adviser managed approximately $421.58 billion in assets and SSGA managed approximately $2.56 trillion in assets. The Adviser's principal business address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.
Each Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser will manage the Fund's assets. For such management services, the 60 Day Fund, the Cash Reserves Fund, the Conservative Income Fund, the Current Yield Fund, the Institutional Liquid Assets Fund and the Ultra Short Term Bond Fund will compensate the Adviser at the annual rates of 0.08%, 0.10%, 0.10%, 0.08%, 0.05% and 0.25%, respectively, of the Funds' average net daily assets. The Adviser places all orders for purchases and sales of the portfolios' investments. The Portfolios pay no investment advisory fees to SSGA FM.
In addition to any contractual expense limitation for a Fund which is described in the Fund Summaries, the Adviser also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the 60 Day Money Market Fund, Cash Reserves Fund and Institutional Liquid Assets Fund to the extent necessary to avoid negative yield which may vary from time to time and from Fund to Fund in the Adviser's sole discretion. Under an agreement with the Adviser relating to the Voluntary Reduction, such Funds and their corresponding Portfolios have agreed to reimburse the Adviser for the full dollar amount of any Voluntary Reduction, subject to certain limitations. A Fund will not be obligated to reimburse the Adviser:
•	more than three years after the end of the fiscal year for the Fund in which the Adviser provided a Voluntary Reduction;
•	in respect of any business day for which the net annualized one-day yield is less than 0.00%;
•	to the extent that the amount of the reimbursement to the Adviser on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of a Fund on that day;
•	to the extent that the amount of such reimbursement would cause the Fund's net yield to fall below the Fund's minimum net yield as determined by the Adviser in its sole discretion; or
•	in respect of any fee waivers and/or expense reimbursements that are necessary to maintain a Fund's contractual total expense limit which is effective at the time of such fee waivers and/or expense reimbursements.

A reimbursement to the Adviser would increase fund expenses and negatively impact a Fund's future yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Fund will be able to avoid a negative yield. Reimbursement payments by a Fund to the Adviser in connection with the Voluntary Reduction are considered “extraordinary expenses” and are not subject to any contractual expense limitation agreement in effect for the Fund at the time of such payment. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Fund.
A summary of the factors considered by the Board of Trustees in connection with the initial approval of the investment advisory agreement for the Funds will be available in the Funds' annual report or semi-annual report, as applicable, after each Fund commences operations.
Other Fund Services
The Adviser manages the Funds and the Portfolios using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within SSGA. The portfolio management team is overseen by the SSGA Investment Committee.
The professionals primarily responsible for the day-to-day management of the Conservative Income Fund, the Current Yield Fund and the Ultra Short Term Bond Fund are Todd Bean, Sean Lussier and Jeff St. Peters.
Todd Bean, CFA, is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the U.S. Cash Management Group within the Global Fixed Income, Cash and Currency Team. He began his career at State Street Corporation in 1999, joining the firm as an analyst in the firm's custody and settlements area. Following a period on the money markets operations staff, Mr. Bean joined the Cash Management Group in 2004. He received a Bachelor of Arts in Economics and Government from St. Lawrence University and a Master of Science in Finance from Northeastern University. He has earned the Chartered Financial Analyst (CFA) designation and is a member of CFA Society Boston, Inc. and the CFA Institute.
Sean Lussier is a Vice President of SSGA and the Adviser and a Portfolio Manager in the North America Cash Management Group within the Global Fixed Income, Cash and Currency Team. He is responsible for managing several registered taxable and tax-exempt money market funds, as well as U.S. and Canada domiciled separately managed cash and securities lending mandates. He has also been a member of the Global Fixed Income Beta Solutions Group and was responsible for the transition and management of several Canadian passive fixed income strategies. Prior to joining SSGA, Mr. Lussier worked as an account manager at State Street Bank and Trust where his primary responsibilities were the custody and accounting operations of the SSGA money market and securities lending collateral accounts. He holds a Bachelor of Science from Massachusetts College of Liberal Arts.
Jeff St. Peters is a Managing Director of SSGA and the Adviser and the Head of U.S. Cash Management within the Global Fixed Income, Cash and Currency Team. Mr. St. Peters manages a team of portfolio managers that focus on traditional money market and securities lending cash collateral funds. He is also a Senior Portfolio Manager responsible for several securities lending, enhanced cash, offshore, and SSGA's registered money market portfolios for both retail and institutional clients. He has been managing short duration cash and securities lending portfolios at SSGA for over twelve years. Mr. St. Peters is a member of SSGA's Senior Leadership Team. Prior to joining SSGA, Mr. St. Peters was employed nearly nine years with Fidelity Investments, the latter years within the Fidelity Management and Research Company, where he worked as a trader within the Money Market area of the Fixed Income division. In addition, he held several positions within Fidelity's Investment Technology area, where he assisted in designing and implementing an internal proprietary trading system. Mr. St. Peters has over twenty-two years of investment experience. He holds a Bachelor of Science in Finance from Bentley College.
Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of the Funds is available in the SAI.
The Administrator, Sub-Administrator and Custodian
The Adviser serves as administrator of each Fund. The amount of the fee paid to the Adviser for administrative services may vary by share class. Each Fund currently pays the Adviser an administrative fee at the annual rate of 0.05% with respect to each of its share classes. State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, serves as the sub-administrator for the Funds for a fee that is paid by the Adviser. State Street also serves as custodian of the Funds for a separate fee that is paid by the Funds. SSGA FM serves as administrator of the Portfolios and State Street serves as sub-administrator and custodian of the Portfolios.

The Transfer Agent and Dividend Disbursing Agent
Boston Financial Data Services, Inc. is the Funds' transfer agent and dividend disbursing agent (the “Transfer Agent”).
The Distributor
State Street Global Advisors Funds Distributors, LLC serves as the Funds' distributor (“SSGA FD” or the “Distributor”) pursuant to the Distribution Agreement between SSGA FD and the Trust. Prior to May 1, 2017, SSGA FD was known as State Street Global Markets, LLC.
Additional Information
The Trustees of the Trust oversee generally the operations of the Funds and the Trust. The Trust enters into contractual arrangements with various parties, including among others the Funds' investment adviser, custodian, transfer agent, and accountants, who provide services to the Funds. Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them directly against the service providers or to seek any remedy under them directly against the service providers.
This Prospectus provides information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of the Funds. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Funds and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.
Shareholder Information
Determination of Net Asset Value
For the 60 Day Money Market Fund and the Institutional Liquid Assets Fund: Each Fund determines its NAV per share three times each business day at 8:00am, 12:00pm and 3:00pm Eastern Time (“ET”) except for days when the New York Stock Exchange (the “NYSE”) closes earlier than its regular closing time, in which event each Fund will determine its NAVs at the earlier closing time (each time when a Fund determines its NAV per share is referred to herein as a “Valuation Time”). Pricing does not occur on NYSE holidays. Each of these two Funds calculates its NAV to four decimal places.
For the Cash Reserves Fund: The Fund determines its NAV per share once each business day at 5:00 pm Eastern Time (“ET”) except for days when the NYSE closes earlier than its regular closing time, in which event the Fund will determine its NAVs at the earlier closing time. Pricing does not occur on NYSE holidays. The Fund seeks to maintain a $1.00 per share NAV and, accordingly, uses the amortized cost valuation method, in compliance with the risk limiting conditions of Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.
For the Conservative Income Fund, Current Yield Fund and Ultra Short Bond Fund: Each Fund determines its NAV per share once each business day as of the close of regular trading on the NYSE. Pricing does not occur on NYSE holidays. The NAV per share of a Fund is based on the market value of the investments held in the Fund.
For All Funds other than the Cash Reserves Fund: The NAV of each class of each Fund's shares is calculated by dividing the value of the assets of the Fund attributable to that class less the liabilities of the Fund attributable to that class by the number of shares in the class outstanding. As noted in this Prospectus, certain Funds may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, and those securities may trade on weekends or other days when a Fund does not price its shares. Consequently, the NAV of a Fund's shares may change on days when shareholders are not able to purchase or redeem the Fund's shares. Each Fund values each security or other investment pursuant to guidelines adopted by the Board of Trustees. Securities or other investments may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Portfolios' Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities or other investments held by the Fund occurs after the close of a related exchange but before the determination of the Fund's NAV. Attempts to determine the fair value of securities or other investments introduce an element of subjectivity to the pricing of securities or other investments. As a result, the price of a security or other investment determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the price a Fund would have received had it sold the investment. To the extent that a Fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.
For All Funds: A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed. The 60 Day Money Market Fund, Institutional Liquid Assets Fund and Cash Reserves Fund reserve the right to accept orders to purchase or redeem shares, or to continue to accept such orders following the close of the NYSE, on any day that is not a business day or any day on which the NYSE closes early, provided the Federal Reserve remains open. A Fund also may establish special hours on those days to determine the Fund's NAV. In the event that a Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a business day or adopt special hours of operation, the Fund will post advance notice of these events at www.ssga.com/cash.
Investing in State Street Institutional Investment Trust Shares
Mutual funds advised by SSGA FM (the “State Street Funds”) and their service providers have a legal obligation to collect from you certain personal information about you at the time you open an account in order to verify your identity and the source of your payment. If you do not provide this information, you may not be able to open an account with the State Street Funds. If the State Street Funds believe that they have uncovered unlawful activity, the State Street Funds and their service providers may close your account and take any action they deem reasonable or required by law. The State Street Funds reserve the right to reject any purchase order.
This section of the Prospectus explains the basics of doing business with the State Street Funds. Carefully read each topic. The policies set forth below regarding the purchase, redemption and exchange of State Street Fund shares are in addition to the “Purchase and Sale of Fund Shares” section contained in the “Fund Summary” portion of this Prospectus. The State Street Funds reserve the right to change the following policies, without notice to shareholders; except that any modification or termination of the exchange privileges set forth herein will be preceded by 60 days' advance notice to shareholders. Please call or check online for current information. Requests for transactions in the State Street Funds will be processed when they are received in “good order.” “Good order” means that the request is in an accurate and complete form, and all applicable documents have been received in such accurate and complete form (including typically, a signed application and medallion-guaranteed documents), and, for a purchase request, the check or wired funds have cleared.
Purchasing Shares
The Funds offer five classes of shares through this Prospectus: Institutional Class, Administration Class, Investment Class, Investor Class and Premier Class, with the exception of the Ultra Short Term Bond Fund, which offers only Institutional Class and Investment Class Shares. Fund Shares are available to you subject to the eligibility requirements set forth below. All classes of a Fund share the same investment objective and investments, but the different share classes have different expense structures and eligibility requirements. You should choose the class with the expense structure that best meets your needs for which you are eligible. In choosing a share class, you should consider the amount you plan to invest. Your investment professional can help you choose the share class that best suits your investment needs.
The chart below summarizes the features of the different share classes. This chart is only a general summary, and you should read the description of each Fund's expenses in each Fund Summary in this Prospectus.
The minimum purchase amount may be waived by for specific investors or types of investors, including, without limitation, retirement plans, employees of State Street Corporation and its affiliates and their family.
	Institutional Class	Administration Class	Investment Class	Investor Class	Premier Class
Minimum Initial Investment	$25,000,000	$1,000	$25,000,000	$10,000,000	$250,000,000
Maximum Investment	None.	None.	None.	None.	None.

	Institutional Class	Administration Class	Investment Class	Investor Class	Premier Class
Initial Sales Charge	No. Entire purchase price is invested in shares of a Fund.	No. Entire purchase price is invested in shares of a Fund.	No. Entire purchase price is invested in shares of a Fund.	No. Entire purchase price is invested in shares of a Fund.	No. Entire purchase price is invested in shares of a Fund.
Deferred (CDSC) Sales Charge	No.	No.	No.	No.	No.
Distribution and/or Service (12b-1) Fees	No.	0.05% annual fee.	0.10% annual fee.	No.	No.
Redemption Fees	No.	No.	No.	No.	No.
Investors pay no sales load to invest in the shares of the Funds. The price for Fund Shares is the NAV per share.
For the 60 Day Money Market Fund and the Institutional Liquid Assets Fund, the 9:00 am ET, 12:00 pm ET, 3:00 pm ET NAV calculation times are intended to facilitate same day settlement. Trade instructions received by mail will receive end of day NAV. The Cash Reserves Fund may limit the amount of a purchase order received after 3:00pm.
Purchase requests received by a Fund in good order (a purchase request is in good order if it meets the requirements implemented from time to time by the Transfer Agent or authorized agent of the Fund, and for new accounts includes submission of a completed and signed application and all documentation necessary to open an account) on a business day will, if payment is received by FedWire, be priced at the NAV next determined after the order is accepted by the Fund. Payments received by FedWire prior to the last Valuation Times will earn dividend accrual for that purchase.
All purchases that are made by check will be priced with the last valuation price and begin earning dividends the following business day after the day the order is accepted. (If you purchase shares by check, your order will not be in good form until the Transfer Agent receives federal funds for the check.) All purchase orders are subject to acceptance by the Funds. The Funds intend to be as fully invested as is practicable; therefore, investments must be made in Federal Funds (i.e., monies credited to the account of the Funds' custodian bank by a Federal Reserve Bank).
The minimum initial investment in Institutional Class, Administration, Investment, Investor and Premier shares of the Funds is $25 million, $1 thousand, $25 million, $10 million and $250 million, respectively, although the Adviser may waive the minimum in its discretion. Holdings of related customer accounts may be aggregated for purposes of determining the minimum investment amount. “Related customer accounts” may include but are not limited to accounts held by the same investment or retirement plan, financial institution, broker, dealer or intermediary. The Funds and the Adviser reserve the right to increase or decrease the minimum amount required to open or maintain an account. There is no minimum subsequent investment, except in relation to maintaining certain minimum account balances (See “Redeeming Shares” below).

How to Purchase Shares
By Mail:
An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, sent to:
State Street Funds
P.O. Box 8317
Boston, Massachusetts 02266-8317
By Overnight:
State Street Funds 30 Dan Road Canton, Massachusetts 02021-2809
By Telephone/Fax:
An initial investment in the Funds must be preceded or accompanied by a completed, signed Institutional Account Application Form, faxed to (816) 218-0400. Call the Fund at (866) 392-0869 between the hours of 7:00 a.m. ET and 5:00 p.m. ET to:
➣ confirm receipt of the faxed Institutional Account Application Form (initial purchases only),
➣ request your new account number (initial purchases only),
➣ confirm the amount being wired and wiring bank, and
➣ receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from the Fund).
For your initial investment, send the original, signed Institutional Account Application Form to the address above.
Wire Instructions:
Instruct your bank to transfer money by Federal Funds wire to: State Street Bank and Trust Company 1 Iron Street Boston, MA 02110
ABA# 011000028 DDA# 9904-631-0 State Street Institutional Investment Trust Fund Name Class Name Account Number Account Registration
On Columbus Day and Veterans Day, you will not be able to purchase shares by wiring Federal Funds because the Federal Funds wiring does not occur on those days. Payment for Fund Shares must be in Federal Funds (or converted to Federal Funds by the Transfer Agent) by the close of the Federal Reserve.
You will not be able to redeem shares from the account until the original Application has been received. The Funds and the Funds' agents are not responsible for transfer errors by the sending or receiving bank and will not be liable for any loss incurred due to a wire transfer not having been received.
Automatic Investment Plan. An Automatic Investment Plan is available for all operational State Street Funds that offer the Administration Class shares. Once an initial investment has been accepted, you may elect to make automatic subsequent investments of $100 or more on a periodic basis (i.e., monthly, quarterly, semi-annually, or annually) by authorizing the Fund to debit your bank checking or savings account through Automated Clearing House (ACH). Once this option has been established, you may call the State Street Funds to make additional automatic purchases, to change the amount of the existing automatic purchase, or to discontinue the service. The Fund reserves the right to cancel your Automatic Investment Plan if any correspondence sent by the Fund to your address of record is returned by the postal service or other delivery service as “undeliverable.” Ask your financial adviser or financial intermediary for details.

Redeeming Shares
For 60 Day Money Market Fund, Cash Reserves Fund and Institutional Liquid Assets Fund: An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to the applicable Fund. Redemption orders are processed at the NAV next determined after a Fund receives a redemption order in good form. If a Fund receives a redemption order prior to its Valuation Time on a business day, the Fund may send payment for redeemed shares on that day. No dividends will accrue on shares the day redemption proceeds are sent, including when redemption proceeds are wired the same day as the redemption order is received. Payment for redeemed shares is sent no later than the next business day following acceptance of the redemption order (unless redemption proceeds are sent by check). For the 60 Day Money Market Fund and the Institutional Liquid Assets Fund, the final same day settlement Valuation Time is 3:00pm ET.
Certain special limitations affecting redemptions. The SEC has implemented a number of requirements, including liquidity fees and redemption gates, for money market funds based on the amount of fund assets are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities, and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days. Each Fund will pass through to its investors any liquidity fee or suspension of redemptions imposed by its Portfolio on the same terms and conditions as imposed by the Portfolio on the Fund.
If a Portfolio's weekly liquid assets fall below 30% of its total assets and the Portfolio's Board of Trustees determines it is in the best interests of the Portfolio, the Portfolio may immediately impose a liquidity fee of no more than 2% and/or temporarily suspend redemptions for up to 10 business days in any 90 day period. If a Portfolio's weekly liquid assets fall below 10% of its total assets at the end of any business day, the Portfolio will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Portfolio's Board determines that imposing such a fee would not be in the best interests of the Portfolio or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Portfolio, which would remain in effect until weekly liquid assets return to 30% or the Portfolio's Board determines that the fee is no longer in the best interests of the Portfolio. All liquidity fees payable by a Fund would be passed through to its shareholders, would be payable to the Portfolio and could offset any losses realized by the Fund and/or its Portfolio when seeking to honor redemption requests during times of market stress. If liquidity fees are imposed or redemptions are suspended, a Fund will notify shareholders on the Fund's website or by press release. There may be circumstances under which a Fund may impose its own liquidity fees and/or suspend redemptions based on the level of the Fund's own weekly liquid assets. Each Fund expects to treat such liquidity fees as reducing proceeds paid to shareholders in redemption of Fund shares, and not constituting income to such Fund or the Portfolio.
If a Portfolio's weekly liquid assets fall below 10% of its assets on a business day, the Portfolio may cease honoring redemptions and liquidate in the discretion of the Portfolio's Board. If a Fund is notified that its Portfolio's weekly liquid assets fall below 10% of the Portfolio's assets and the Portfolio has suspended redemptions and intends to liquidate, the Fund may also do so in the discretion of the Fund's Board. There may be circumstances under which a Fund may cease honoring redemptions and liquidate in the discretion of its Board based on the level of the Fund's own weekly liquid assets. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund's website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.
For Conservative Income Fund, Current Yield Fund and Ultra Short Bond Fund: An investor may redeem all or any portion of its investment at the NAV next determined after it submits a redemption request, in proper form, to a Fund. Each Fund will pay the proceeds of the redemption either in Federal Funds or in securities at the discretion of the Adviser, normally on the next Fund business day after the redemption, but in any event no more than seven days after the redemption.
For All Funds: If your account is held through an Intermediary, please contact them for additional assistance and advice on how to redeem your shares.
The right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Fund.
A request for a partial redemption by an investor whose account balance is below the minimum amount or a request for partial redemption by an investor that would bring the account below the minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as deter mined by their policies and may be waived in the Adviser's discretion. Each Fund reserves the right to modify minimum account requirements at any time with or without prior notice. Each Fund also reserves the right to involuntarily redeem an investor's account if the investor's account balance falls below the applicable minimum amount due to transaction activity.
How to Redeem Shares

By Mail:	Send a signed letter to: State Street Institutional Investment Trust Funds P.O. Box 8317 Boston, MA 02266-8317
The letter should include information necessary to process your request as described below. The Fund may require a medallion guarantee in certain circumstances. See “Medallion Guarantees” below.
By Overnight:	State Street Institutional Investment Trust Funds 30 Dan Road Canton, Massachusetts 02021-2809
By Telephone:	Please call (866) 392-0869 between the hours of 7:00 a.m. and 5:00 p.m. ET.
The Funds will need the following information to process your redemption request:
➣ name(s) of account owners; ➣ account number(s); ➣ the name of the Fund; ➣ your daytime telephone number; and ➣ the dollar amount or number of shares being redeemed.
On any day that the Funds calculate their NAVs earlier than normal, the Funds reserve the right to adjust the times noted above for purchasing and redeeming shares.
By Intermediary
If you wish to purchase or redeem Fund Shares through a broker, bank or other financial intermediary (“Intermediary”), please contact that Intermediary directly. Your Financial Intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.
Intermediaries may contact the Boston Financial Data Services Group at (877) 332-6207 or email them at nsccresearch@bostonfinancial.com with questions.
Medallion Guarantees. Certain redemption requests must include a medallion guarantee for each registered account owner if any of the following apply:
•	Your account address has changed within the last 10 business days.
•	Redemption proceeds are being transferred to an account with a different registration.
•	A wire is being sent to a financial institution other than the one that has been established on your Fund account.
•	Other unusual situations as determined by the Transfer Agent.
All redemption requests regarding shares of the Funds placed after 4:00 p.m. ET (2:00 p.m. ET for the 60 Day Money Market Fund and Institutional Liquid Assets Fund) may only be placed by telephone or pre-established other means such as a transmission. The Funds reserve the right to postpone payments for redemption requests received after 4:00 p.m. ET (2:00 p.m. ET for the 60 Day Money Market Fund and Institutional Liquid Assets Fund) until the next business day. The Funds reserve the right to waive medallion guarantee requirements, require a medallion guarantee under other circumstances or reject or delay redemption if the medallion guarantee is not in good form. Medallion guarantees may be provided by an eligible financial institution such as a commercial bank, a Financial Industry Regulatory Authority, Inc. (“FINRA”) member firm such as a stock broker, a savings association or a national securities exchange. A notary public cannot provide a medallion guarantee. The Funds reserve the right to reject a medallion guarantee if it is not provided by a STAMP Medallion guarantor.

About Telephone Transactions. Telephone transactions are convenient but are not free from risk. Neither the Funds nor the Funds' agents will be responsible for any losses resulting from unauthorized telephone transactions if reasonable security procedures are followed. In addition, you are responsible for: (i) verifying the accuracy of all data and information transmitted by telephone, (ii) verifying the accuracy of your account statements immediately upon receipt, and (iii) promptly notifying the Funds of any errors or inaccuracies including, without limitation, any errors or inaccuracies relating to shareholder data or information transmitted by telephone. During periods of heavy market activity or other times, it may be difficult to reach the Funds by telephone. If you are unable to reach us by telephone, consider sending written instructions.
The Funds may terminate the receipt of redemption orders by telephone at any time, in which case you may redeem shares by other means.
If you choose to purchase or redeem shares by sending instructions by regular mail, they will not be deemed received in good order until they are released by the post office and redelivered to the Transfer Agent's physical location at 30 Dan Road in Canton, MA 02021. There will be a time lag, which may be one or more days, between regular mail receipt at the Boston post office box and redelivery to such physical location in Canton, and a Fund's NAV may change over those days. You might consider using express rather than regular mail if you believe the time of receipt of your transaction request to be sensitive.
Automatic Withdrawal Plan. An Automatic Withdrawal Plan is available for all operational State Street Funds that offer the Administration Class shares, except for the State Street Institutional Liquid Reserves Fund. If your account balance is over $10,000, you may request periodic (i.e., monthly, quarterly, semi-annually, or annually) automatic cash withdrawals on any business day of $100 or more, which can be mailed to you, or any person or entity, you designate or sent through Automated Clearing House (ACH) to your designated bank account. Proceeds from such withdrawals will be transmitted to your designated bank account two business days after the redemption of shares occurs. No interest will accrue on the amounts represented by the uncashed redemption check(s). Ask your financial adviser or financial intermediary for details.
Excessive Trading
The 60 Day Money Market Fund, Cash Reserves Fund and Institutional Liquid Assets Fund:
Because the Funds are money market funds, the Funds' Board of Trustees has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Nonetheless, the Funds may take any reasonable action that they deem necessary or appropriate to prevent excessive trading in Fund shares without providing prior notification to the account holder. Such action may include rejecting any purchase, in whole or part, including, without limitation, by a person whose trading activity in Fund shares may be deemed harmful to the Fund. While the Funds attempt to discourage such excessive trading, there can be no guarantee that they will be able to identify investors who are engaging in excessive trading or limit their trading practices. Additionally, frequent trades of small amounts may not be detected. The Funds recognize that they may not always be able to detect or prevent excessive trading or other activity that may disadvantage the Funds or their shareholders.
For Conservative Income Fund, Current Yield Fund and Ultra Short Term Bond Fund: Mutual funds advised by SSGA FM (the “State Street Funds”) and their service providers have a legal obligation to collect from you certain personal information about you at the time you open an account in order to verify your identity and the source of your payment. If you do not provide this information, you may not be able to open an account with the State Street Funds. If the State Street Funds believe that they have uncovered unlawful activity, the State Street Funds and their service providers may close your account and take any action they deem reasonable or required by law. The State Street Funds reserve the right to reject any purchase order.
Frequent, short-term trading, abusive trading practices and market timing (together, “Excessive Trading”), often in response to short-term fluctuations in the market, are not knowingly permitted by the State Street Funds. The State Street Funds do not accommodate frequent purchases and redemptions of fund shares by fund shareholders. Excessive Trading into and out of a State Street Fund may harm the fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all fund shareholders, including long-term investors who do not generate such costs.
The Board of Trustees of the State Street Funds has adopted a “Market Timing/Excessive Trading Policy” (the “Policy”) to discourage Excessive Trading. Under the Policy, the State Street Funds reserve the right to reject any exchanges or purchase orders by any shareholder engaging in Excessive Trading activities.

As a means to protect each State Street Fund and its shareholders from Excessive Trading:
•	The State Street Funds' transfer agent compiles, monitors and reports account-level information on underlying shareholder activity using two proprietary systems, which are implemented on a risk-based approach designed to identify trading that could adversely impact the State Street Funds;
•	The State Street Funds' distributor has obtained information from each financial intermediary holding shares in an omnibus account with the State Street Funds regarding whether the intermediary has adopted and maintains procedures that are reasonably designed to protect the State Street Funds against harmful short-term trading; and
•	With respect to State Street Funds that invest in securities that trade on foreign markets, pursuant to the State Street Funds' fair valuation procedures, pricing adjustments may be made based on information received from a third-party, multi-factor fair valuation pricing service.
Under the Policy, Excessive Trading includes certain “Round Trip” transactions (a purchase or exchange and redemption or exchange within the same State Street Fund, excluding the State Street money market funds), and uses the following notification process:
•	If the State Street Funds discover that an investor or a client of an intermediary has engaged in Excessive Trading, the State Street Fund's distributor may send a notice to the account owner or intermediary informing them that the account issued a warning and future Excessive Trading may result in further action including suspension or termination of the account;
•	If the same account engages in another Round Trip following the issuance of a warning, the State Street Funds' distributor will instruct State Street Funds' transfer agent or intermediary to stop all future purchases on the account for a period of 90 days which will prevent the account from effecting further purchases of the State Street Fund (the “Stop Purchase instruction”);
•	At the end of 90 days from the date the Stop Purchase instruction was placed on the account, the Stop Purchase instruction will be removed and the account will be eligible to accept additional purchases; and
•	If, after the Stop Purchase instruction has been removed, the account continues to engage in Excessive Trading, the State Street Funds' distributor will take appropriate action, which may include issuing additional alert notices, placing further Stop Purchase instruction(s) on the account or directing immediate account closure.
Notwithstanding the foregoing notification process, the State Street Funds may take any reasonable action that they deem necessary or appropriate in support of the Policy without providing prior notification to the account.
Exchanging Shares
An exchange occurs when you use the proceeds from the redemption of shares of a Fund in the State Street Institutional Investment Trust to simultaneously purchase shares of a different Fund in the State Street Institutional Investment Trust. Exchanges may be made within the same class (i.e. Institutional Class shares for Institutional Class shares; Investor Class shares for Investor Class shares). The account holding the original shares must be registered in the same name as the account holding the new shares received in the exchange. You may make exchange requests by telephone, or by mail. See Purchasing Shares and Redeeming Shares. Exchanges are subject to the terms applicable to the purchases of the fund into which you are exchanging. Exchange privileges may not be available for mutual funds advised by SSGA FM (the “State Street Funds”) and may be suspended or rejected. Effective October 12, 2016, exchanges from/to the State Street Institutional Liquid Reserves Fund is not permitted.
Delivery of Documents to Accounts Sharing an Address
To reduce expenses, we may mail only one copy of the Funds' Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (877) 521-4083, or contact your financial institution. We will begin sending you individual copies thirty (30) days after receiving your request.
Dividends, Distributions and Tax Considerations
The Funds intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. Distributions from capital gains, if any, will be made annually in December. Income dividends and capital gains distributions will be paid in additional shares on the reinvestment date unless you have elected to receive them in cash. No interest will accrue on the amounts represented by uncashed distribution checks. If you have elected to receive distributions by check, and the postal or other delivery service is unable to deliver the checks because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the uncashed distribution and all future distribution elections will be reinvested at the then-current NAV of the Fund.
The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to an investment in a Fund. Your investment in a Fund may have other tax implications. Please consult your tax advisor about federal, state, local, foreign or other tax laws applicable to you. Investors, including non-U.S. investors, may wish to consult the SAI tax section for additional disclosure.
Each Fund invests substantially all of its assets in a corresponding Portfolio, which is expected to be treated as a regulated investment company for federal income tax purposes, and so substantially all of each Fund's income will result from distributions or deemed distributions from a corresponding Portfolio. Therefore, as applicable, and except as otherwise stated, references in this section to the assets owned or income earned by a Fund will include such assets and income of the corresponding Portfolio. Each Fund has elected to be treated as a regulated investment company and intends each year to qualify and to be eligible to be treated as such. A regulated investment company generally is not subject to tax at the corporate level on income and gains that are timely distributed to shareholders. In order to qualify and be eligible for treatment as a regulated investment company, a Fund must, among other things, satisfy diversification, 90% gross income and distribution requirements. A Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.
Each Fund generally expects to satisfy the requirements to qualify and be eligible to be treated as a regulated investment company, provided that the corresponding Portfolio also meets these requirements; each Fund currently expects that the corresponding Portfolio will meet these requirements. Because each Fund will invest substantially all its assets in the corresponding Portfolio, if the Portfolio were to fail to satisfy the diversification, 90% gross income, or distribution requirement and were not to cure that failure, the Fund itself would be unable to satisfy the diversification requirement. Such a failure to qualify and be eligible for treatment as a regulated investment company could subject the Fund or the Portfolio to regular corporate income taxes.
For U.S. federal income tax purposes, distributions of investment income generally are taxable to you as ordinary income. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned (or is deemed to have owned) for more than one year that are properly reported by a Fund as capital gain dividends generally will be treated as long-term capital gain includible in your net capital gain and taxed to individuals at reduced rates. Distributions of gains from investments that a Fund owned (or is deemed to have owned) for one year or less generally will be taxable to you as ordinary income when distributed to you by the Fund. Taxes on distributions of capital gains generally are determined by how long the applicable Fund owned (or is deemed to have owned) the investments that generated them, rather than how long you have owned your Fund Shares. Distributions of investment income properly reported by a Fund as derived from “qualified dividend income” are taxed to individuals at the rates applicable to net capital gain, provided holding period and other requirements are met by the shareholder, the Portfolio and the Fund. Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares). Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares.
A Fund's income from or proceeds of  investments in non-U.S. assets may be subject to withholding and other taxes imposed by such countries. This will decrease the Fund's return on securities subject to such taxes. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. Although such taxes will reduce a Fund's taxable income, shareholders generally will not be entitled separately to claim a credit or deduction with respect to foreign taxes incurred by the Fund.
When the NAV of Fund Shares varies from a shareholder's tax basis in such shares, including in the case of a money market fund when the NAV of such Fund Shares varies from $1.0000 per share, the shareholder generally will realize a gain or loss upon the redemption or other taxable disposition of such Fund Shares. Any such gain generally would be taxable to you as either short-term or long-term capital gain, depending upon how long you held the Fund Shares. The IRS permits a simplified method of accounting for gains and losses realized upon the disposition of shares of a regulated investment company that is a money market fund. If you elect to adopt this simplified method of accounting, rather than compute gain or loss on every taxable disposition of Fund Shares, you will determine your gain or loss based on the change in the aggregate value of your Fund Shares during a computation period (such as your taxable year), reduced by your net investment (purchase minus sales) in those shares during that period.  Under this simplified method, any resulting net capital gain or loss would be treated as short-term capital gain or loss. Shareholders should see the SAI for further information.

An additional 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any capital gain dividends, and net gains recognized on the redemption of shares of a Fund.
Certain of a Portfolio's investment practices, including derivative transactions and investments in debt obligations issued or purchased at a discount, will be subject to special and complex U.S. federal income tax provisions. These special rules may affect the timing, character, and/or amount of a Portfolio's distributions to a Fund, and, in turn, a Fund's distributions to shareholders, and may require a Fund or a Portfolio to sell its investments at a time when it is not advantageous to do so.
A Fund's investments in a Portfolio may cause the tax treatment of the Fund's gains, losses and distributions to differ at times from the tax treatment that would apply if the Fund invested directly in the types of securities held by the Portfolio. As a result, investors may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than they otherwise would.
If you are not a U.S. person, dividends paid by a Fund that the Fund properly reports as capital gain dividends, short-term capital gain dividends, or interest-related dividends, each as further defined in the SAI, are not subject to withholding of U.S. federal income tax, provided that certain other requirements are met. A Fund is permitted, but is not required, to report any part of its dividends as are eligible for such treatment. A Fund's dividends other than those the Fund so reports as capital gain dividends, short-term capital gain dividends, or interest-related dividends generally will be subject to a U.S. withholding tax at the 30% rate (or lower applicable treaty rate). See each Fund's SAI for further information.
The U.S. Treasury and IRS generally require a Fund to obtain information sufficient to identify the status of each shareholder under sections 1471-1474 of the Internal Revenue Code of 1986, as amended, and the U.S. Treasury and IRS guidance issued thereunder (collectively, the “Foreign Account Tax Compliance Act” or “FATCA”) or under an applicable intergovernmental agreement between the United States and a foreign government. Please see the SAI for more information on FATCA reporting requirements.
Financial Intermediary Arrangements
Distribution Arrangements and Rule 12b-1 Fees
The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which a Fund may compensate the Distributor (or others) for services in connection with the distribution of a Fund's shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of a Fund's net assets attributable to its Administration Class and Investment Class shares, respectively. Because these fees are paid out of the assets of a Fund attributable to its shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the FINRA.
In addition to payments under the Plan, the Funds may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services, including services described below under “Other Payments to Financial Intermediaries.” The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Because a Fund pays distribution and other fees for the sale of their shares and for services provided to shareholders out of the Funds' assets on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than paying other types of sales loads.
A Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of that Fund are unavailable for purchase.
Other Payments to Financial Intermediaries
Financial Intermediaries are firms that sell shares of mutual funds, including the Funds, and/or provide certain administrative and account maintenance services to mutual fund investors. Financial Intermediaries may include, among others, brokers, financial planners or advisers, banks, retirement plan recordkeepers and insurance companies.
In some cases, a Financial Intermediary may hold its clients' Fund Shares in nominee or street name and may utilize omnibus accounts. Shareholder services provided by a Financial Intermediary may (though they will not necessarily) include, among other things: establishing and maintaining shareholder account registrations; receiving and processing purchase and redemption orders, including aggregated orders and delivering orders to the Fund's transfer agent; processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; and collecting and posting distributions to shareholder accounts.
The Financial Intermediary is often compensated by the Distributor or its affiliates for the services it performs and in such cases is typically paid continually over time, during the period when the Financial Intermediary's clients hold investments in the Funds. The amount of continuing compensation paid by the Distributor or its affiliates to different Financial Intermediaries for distribution and/or shareholder services varies. Any compensation is typically a percentage of the value of the Financial Intermediary's clients' investments in the Funds or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the Financial Intermediary.
The Distributor and its affiliates (including SSGA FM), at their own expense and out of their own assets, may also provide other compensation to Financial Intermediaries in connection with sales of the Funds' shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to Financial Intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other Financial Intermediary-sponsored special events. In some instances, this compensation may be made available only to certain Financial Intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Funds' shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as the FINRA.
If payments to Financial Intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial adviser and the Financial Intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Distributor and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your Financial Intermediary at the time of purchase.
Third-Party Transactions. The State Street Funds have authorized certain Financial Intermediaries to accept purchase, redemption and exchange orders on the State Street Funds' behalf. Orders received for a State Street Fund by a Financial Intermediary that has been authorized to accept orders on the Fund's behalf (or other Financial Intermediaries designated by the Financial Intermediary) will be deemed accepted by the Fund at the time they are received by the Financial Intermediary and will be priced based on the Fund's next NAV determination as long as the Financial Intermediary transmits the order in good form and in a timely manner to the applicable State Street Fund(s). For the 60 Day Money Market Fund and Institutional Liquid Assets Fund, the State Street Funds will be the sole party to determine if a trade is received in good order. The Financial Intermediary is responsible for transmitting your orders and associated funds in good form and in a timely manner to the applicable State Street Fund(s). The State Street Funds will not be responsible for delays by the Financial Intermediary in transmitting your orders, including timely transfer of payment, to a Fund.
If you are purchasing, selling, exchanging or holding State Street Fund shares through a program of services offered by a Financial Intermediary, you may be required by the Financial Intermediary to pay additional fees. You should contact the Financial Intermediary for information concerning what additional fees, if any, may be charged.

Financial Highlights
Each Fund had not commenced operations prior to the date of this Prospectus and therefore does not have financial information.

Contacting the State Street Funds
Online:	www.ssga.com/cash	24 hours a day, 7 days a week
Phone:	(877) 521-4083	Monday – Friday 7:00 am – 5:00 pm EST
Written requests should be sent to:
Regular mail	Registered, Express, Certified Mail
State Street Funds P.O. Box 8317 Boston, MA 02266-8317	State Street Funds 30 Dan Road Canton, MA 02021-2809
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposits in the mail or with such services, or receipt at the Funds' post office box, of purchase orders or redemption requests, do not constitute receipt by the Funds or Transfer Agent.

For more information about the Funds:
The Funds' SAI includes additional information about the Funds and is incorporated by reference into this document. Additional information about the Funds' investments is available, or will be available, in the Funds' most recent annual and semi-annual reports to shareholders. The Funds' SAI is available, without charge, upon request. The Funds' annual and semi-annual reports are available, or will be available, without charge, upon request. Shareholders in the Funds may make inquiries to the Funds to receive such information by calling (877) 521-4083 or the customer service center at the telephone number shown in the accompanying contract prospectus, if applicable. Each Fund's Prospectus and SAI are available, and the annual and semi-annual reports to shareholders are available, or will be available, free of charge, on the Funds' website at  www.ssga.com/cash.
Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available free of charge on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520.
SSGA Funds Management, Inc.
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111
SSITCASHSTATPRO	The State Street Institutional Investment Trust's Investment Company Act File Number is 811-09819.